UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21411

Eaton Vance Senior Floating-Rate Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2016

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Senior Floating-Rate Trust (EFR)

Semiannual Report

April 30, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report April 30, 2016

Eaton Vance

Senior Floating-Rate Trust

Table of Contents

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Financial Statements	5

Board of Trustees’ Contract Approval	42

Officers and Trustees	45

Important Notices	46

Eaton Vance

Senior Floating-Rate Trust

April 30, 2016

Performance1,2

Portfolio Managers Scott H. Page, CFA, Craig P. Russ and Peter M. Campo, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	11/28/2003	2.71%	–0.36%	5.08%	4.88%
Fund at Market Price	—	3.86	–5.15	1.59	4.63
S&P/LSTA Leveraged Loan Index	—	1.58%	–0.21%	3.50%	4.42%

% Premium/Discount to NAV[3]
					–8.60%

Distributions[4]
Total Distributions per share for the period					$0.471
Distribution Rate at NAV					6.51%
Distribution Rate at Market Price					7.12%

% Total Leverage[5]
Auction Preferred Shares (APS)					16.23%
Borrowings					19.16

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Senior Floating-Rate Trust

April 30, 2016

Fund Profile

Top 10 Issuers (% of total investments)6

Valeant Pharmaceuticals International, Inc.	1.2%

Community Health Systems, Inc.	1.2

Asurion, LLC	1.1

Avago Technologies Cayman Ltd.	1.1

FMG Resources (August 2006) Pty. Ltd.	1.0

Virgin Media Investment Holdings Limited	0.9

Calpine Corporation	0.9

Intelsat Jackson Holdings S.A.	0.9

Reynolds Group Holdings, Inc.	0.8

Telesat Canada	0.8

Total	9.9%

Top 10 Sectors (% of total investments)6

Health Care	9.9%

Electronics/Electrical	9.5

Business Equipment and Services	6.5

Chemicals and Plastics	5.6

Retailers (Except Food and Drug)	5.4

Lodging and Casinos	4.1

Leisure Goods/Activities/Movies	3.9

Oil and Gas	3.2

Food Products	3.1

Insurance	3.0

Total	54.2%

Credit Quality (% of bonds, loans and asset-backed securities)7

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Senior Floating-Rate Trust

April 30, 2016

Endnotes and Additional Disclosures

[1]

S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Performance results reflect the effects of leverage. The Fund’s performance for certain periods reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

The shares of the Fund often trade at a discount or premium from their net asset value. The discount or premium of the Fund may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to http://eatonvance.com/closedend.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed-End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.

[5]

Leverage represents the liquidation value of the Fund’s APS and borrowings outstanding as a percentage of Fund net assets applicable to common shares plus APS and borrowings outstanding. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of leverage rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.

[6]	Excludes cash and cash equivalents.

[7]

Credit ratings are categorized using S&P. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P are considered to be investment- grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by S&P.

Fund profile subject to change due to active management.

4

Eaton Vance

Senior Floating-Rate Trust

April 30, 2016

Portfolio of Investments (Unaudited)

Senior Floating-Rate Loans — 135.1%(1)

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 1.7%
BE Aerospace, Inc.
Term Loan, 4.00%, Maturing December 16, 2021		962	$968,002
IAP Worldwide Services, Inc.
Revolving Loan, Maturing July 18, 2018(2)		311	289,197
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)		423	338,490
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019		1,767	1,598,767
TransDigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020		4,168	4,169,186
Term Loan, 3.75%, Maturing June 4, 2021		1,793	1,787,646

			$9,151,288

Air Transport — 0.4%
Virgin America, Inc.
Term Loan, 4.50%, Maturing April 4, 2019		2,350	$2,352,820

			$2,352,820

Automotive — 3.0%
Affinia Group Intermediate Holdings, Inc.
Term Loan, 6.00%, Maturing April 27, 2020		1,031	$1,029,203
Allison Transmission, Inc.
Term Loan, 3.50%, Maturing August 23, 2019		3	2,559
CS Intermediate Holdco 2, LLC
Term Loan, 4.00%, Maturing April 4, 2021		1,137	1,137,356
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019		980	961,625
FCA US, LLC
Term Loan, 3.50%, Maturing May 24, 2017		1,668	1,669,794
Term Loan, 3.25%, Maturing December 31, 2018		1,209	1,209,908
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021		3,856	3,692,419
Horizon Global Corporation
Term Loan, 7.00%, Maturing June 30, 2021		457	446,901
MPG Holdco I, Inc.
Term Loan, 3.75%, Maturing October 20, 2021		2,096	2,087,479
Schaeffler AG
Term Loan, 4.25%, Maturing May 15, 2020		347	349,742
TI Group Automotive Systems, LLC
Term Loan, 4.50%, Maturing June 30, 2022	EUR	796	906,143
Term Loan, 4.50%, Maturing June 30, 2022		1,194	1,194,000

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Automotive (continued)
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020	644	$643,810
Visteon Corporation
Term Loan, 3.50%, Maturing April 9, 2021	627	626,104

		$15,957,043

Beverage and Tobacco — 0.4%
Flavors Holdings, Inc.
Term Loan, 6.75%, Maturing April 3, 2020	1,214	$1,092,923
Term Loan - Second Lien, 11.00%, Maturing October 3, 2021	1,000	845,000

		$1,937,923

Brokerage / Securities Dealers / Investment Houses — 0.5%
Astro AB Borrower, Inc.
Term Loan, 5.50%, Maturing April 30, 2022	1,515	$1,504,131
Term Loan - Second Lien, 9.75%, Maturing March 3, 2023	275	254,375
Salient Partners L.P.
Term Loan, 7.50%, Maturing May 19, 2021	786	746,700

		$2,505,206

Building and Development — 3.1%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020	991	$994,410
Auction.com, LLC
Term Loan, 6.00%, Maturing May 12, 2019	1,015	1,010,945
CPG International, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	1,407	1,402,052
DTZ U.S. Borrower, LLC
Term Loan, 4.25%, Maturing November 4, 2021	2,581	2,582,650
Gates Global, Inc.
Term Loan, 4.25%, Maturing July 6, 2021	4,391	4,220,521
Headwaters, Incorporated
Term Loan, 4.50%, Maturing March 24, 2022	199	199,368
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020	1,047	1,046,603
Term Loan - Second Lien, 7.00%, Maturing March 26, 2021	1,350	1,351,688
RE/MAX International, Inc.
Term Loan, 4.25%, Maturing July 31, 2020	1,400	1,387,277
Realogy Corporation
Term Loan, 3.75%, Maturing March 5, 2020	970	971,836

5	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Building and Development (continued)
Summit Materials Companies I, LLC
Term Loan, 4.00%, Maturing July 17, 2022		620	$621,023
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017		570	564,206

			$16,352,579

Business Equipment and Services — 9.8%
Acosta Holdco, Inc.
Term Loan, 4.25%, Maturing September 26, 2021		3,300	$3,268,981
AlixPartners, LLP
Term Loan, 4.50%, Maturing July 28, 2022		597	599,053
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020		1,462	1,275,381
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 7, 2020		312	285,367
Brickman Group Ltd., LLC
Term Loan, 4.00%, Maturing December 18, 2020		806	804,860
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017		1,030	992,491
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019		411	408,533
Ceridian, LLC
Term Loan, 4.50%, Maturing September 15, 2020		610	586,407
Corporate Capital Trust, Inc.
Term Loan, 4.00%, Maturing May 20, 2019		931	919,921
CPM Holdings, Inc.
Term Loan, 6.00%, Maturing April 11, 2022		273	270,549
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019		1,153	818,590
Education Management, LLC
Term Loan, 5.50%, Maturing July 2, 2020(3)		266	150,167
Term Loan, 8.50%, (2.00% Cash, 6.50% PIK), Maturing July 2, 2020(3)		481	25,782
EIG Investors Corp.
Term Loan, 6.48%, Maturing November 9, 2019		4,615	4,447,260
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		1,397	1,396,153
Extreme Reach, Inc.
Term Loan, 7.25%, Maturing February 7, 2020		1,495	1,495,933
Garda World Security Corporation
Term Loan, 4.75%, Maturing November 6, 2020	CAD	2,787	2,151,765
Global Payments, Inc.
Term Loan, 3.94%, Maturing April 22, 2023		675	682,453
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 29, 2021		1,853	1,847,329

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
IMS Health Incorporated
Term Loan, 3.50%, Maturing March 17, 2021		1,928	$1,932,244
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		2,142	2,146,420
ION Trading Finance Limited
Term Loan, 4.25%, Maturing June 10, 2021		473	471,443
Term Loan, 4.50%, Maturing June 10, 2021	EUR	1,025	1,178,665
KAR Auction Services, Inc.
Term Loan, 3.94%, Maturing March 11, 2021		2,672	2,679,589
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		2,325	2,327,797
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		1,073	1,093,118
MCS AMS Sub-Holdings, LLC
Term Loan, 7.50%, Maturing October 15, 2019		894	831,936
Monitronics International, Inc.
Term Loan, 4.25%, Maturing March 23, 2018		527	505,509
Term Loan, 4.50%, Maturing April 11, 2022		668	622,586
PGX Holdings, Inc.
Term Loan, 5.75%, Maturing September 29, 2020		1,347	1,340,745
Prime Security Services Borrower, LLC
Term Loan, Maturing April 7, 2022(2)		1,125	1,130,400
RCS Capital Corporation
DIP Loan, 8.00%, Maturing August 8, 2016		700	702,188
Term Loan, 0.00%, Maturing April 29, 2019(4)		3,115	2,125,851
Term Loan - Second Lien, 0.00%, Maturing April 29, 2021(3)(4)		1,000	149,500
Sensus USA, Inc.
Term Loan, 6.50%, Maturing March 16, 2023		1,150	1,131,313
ServiceMaster Company
Term Loan, 4.25%, Maturing July 1, 2021		3,381	3,397,953
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		599	592,519
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 5.75%, Maturing September 2, 2021		1,183	1,187,268
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, Maturing May 14, 2022		253	251,793
West Corporation
Term Loan, 3.25%, Maturing June 30, 2018		3,171	3,161,472

			$51,387,284

Cable and Satellite Television — 2.9%
Altice US Finance I Corporation
Term Loan, 4.25%, Maturing December 14, 2022		1,084	$1,085,184
MCC Iowa, LLC
Term Loan, 3.75%, Maturing June 30, 2021		860	862,295

6	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)
Neptune Finco Corp.
Term Loan, 5.00%, Maturing October 9, 2022		3,900	$3,923,888
Numericable Group SA
Term Loan, 4.56%, Maturing July 29, 2022	EUR	697	800,518
Term Loan, 4.56%, Maturing July 31, 2022		373	373,416
Numericable U.S., LLC
Term Loan, 5.00%, Maturing January 15, 2024		825	831,532
Virgin Media Investment Holdings Limited
Term Loan, 3.65%, Maturing June 30, 2023		2,629	2,628,186
Term Loan, 4.25%, Maturing June 30, 2023	GBP	1,475	2,137,301
Ziggo B.V.
Term Loan, 3.75%, Maturing January 15, 2022	EUR	382	436,882
Term Loan, 3.75%, Maturing January 15, 2022	EUR	593	678,163
Term Loan, 3.75%, Maturing January 15, 2022	EUR	1,074	1,227,487

			$14,984,852

Chemicals and Plastics — 7.9%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019		272	$271,651
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019		141	140,947
Aruba Investments, Inc.
Term Loan, 4.50%, Maturing February 2, 2022		299	294,743
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.75%, Maturing February 1, 2020		3,368	3,368,524
Chemours Company (The)
Term Loan, 3.75%, Maturing May 12, 2022		2,506	2,449,676
ECO Services Operations, LLC
Term Loan, 4.75%, Maturing December 1, 2021		1,187	1,158,789
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021		508	504,407
Term Loan - Second Lien, 7.75%, Maturing August 1, 2022		550	517,458
Flint Group GmbH
Term Loan, 4.50%, Maturing September 7, 2021		147	144,518
Flint Group US, LLC
Term Loan, 4.50%, Maturing September 7, 2021		888	869,041
GCP Applied Technologies, Inc.
Term Loan, 5.25%, Maturing February 3, 2022		550	553,208
Gemini HDPE, LLC
Term Loan, 4.75%, Maturing August 7, 2021		2,211	2,204,030
Huntsman International, LLC
Term Loan, 3.75%, Maturing October 1, 2021		985	985,019
Term Loan, 4.25%, Maturing April 1, 2023		525	528,938

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Ineos Finance PLC
Term Loan, 4.25%, Maturing March 31, 2022	EUR	421	$477,442
Ineos Group Holdings S.A.
Term Loan, 4.00%, Maturing December 15, 2020	EUR	985	1,112,609
Ineos US Finance, LLC
Term Loan, 3.75%, Maturing May 4, 2018		4,113	4,116,436
Term Loan, 4.25%, Maturing March 31, 2022		693	691,326
Kraton Polymers, LLC
Term Loan, 6.00%, Maturing January 6, 2022		1,550	1,494,135
Kronos Worldwide, Inc.
Term Loan, 4.00%, Maturing February 18, 2020		294	275,625
MacDermid, Inc.
Term Loan, 5.50%, Maturing June 7, 2020		547	538,229
Term Loan, 5.50%, Maturing June 7, 2020		593	582,608
Term Loan, 5.50%, Maturing June 7, 2020		1,295	1,273,981
Minerals Technologies, Inc.
Term Loan, 3.75%, Maturing May 9, 2021		1,203	1,203,316
Orion Engineered Carbons GmbH
Term Loan, 5.00%, Maturing July 25, 2021		523	524,978
Term Loan, 5.00%, Maturing July 25, 2021	EUR	850	983,705
OXEA Finance, LLC
Term Loan, 4.25%, Maturing January 15, 2020		683	679,088
PolyOne Corporation
Term Loan, 3.75%, Maturing November 11, 2022		499	499,841
PQ Corporation
Term Loan, 4.00%, Maturing August 7, 2017		1,137	1,137,641
Term Loan, Maturing October 14, 2022(2)		1,200	1,208,750
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.25%, Maturing March 13, 2022		1,213	1,214,171
Solenis International L.P.
Term Loan, 4.25%, Maturing July 31, 2021		296	293,136
Term Loan, 4.50%, Maturing July 31, 2021	EUR	960	1,099,128
Sonneborn Refined Products B.V.
Term Loan, 4.75%, Maturing December 10, 2020		66	66,385
Sonneborn, LLC
Term Loan, 4.75%, Maturing December 10, 2020		376	374,928
Trinseo Materials Operating S.C.A.
Term Loan, 4.25%, Maturing November 5, 2021		323	322,159
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.50%, Maturing March 19, 2020		2,937	2,851,062
Univar, Inc.
Term Loan, 4.25%, Maturing July 1, 2022		3,234	3,198,719
Zep, Inc.
Term Loan, 5.50%, Maturing June 27, 2022		1,340	1,344,900

			$41,555,247

7	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Clothing / Textiles — 0.3%
Ascena Retail Group, Inc.
Term Loan, 5.25%, Maturing August 21, 2022		1,617	$1,593,130

			$1,593,130

Conglomerates — 1.0%
Bestway UK Holdco Limited
Term Loan, 5.01%, Maturing October 6, 2021	GBP	1,103	$1,613,945
Blount International, Inc.
Term Loan, 7.25%, Maturing April 12, 2023		1,150	1,150,000
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		2,757	2,232,937

			$4,996,882

Containers and Glass Products — 2.6%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020		2,110	$2,111,069
Term Loan, 3.75%, Maturing January 6, 2021		612	613,269
Term Loan, 4.00%, Maturing October 1, 2022		1,015	1,019,359
Hilex Poly Co., LLC
Term Loan, 6.00%, Maturing December 5, 2021		1,481	1,484,491
Libbey Glass, Inc.
Term Loan, 3.75%, Maturing April 9, 2021		388	388,535
Onex Wizard Acquisition Company I S.a.r.l.
Term Loan, 4.25%, Maturing March 13, 2022	EUR	1,980	2,284,204
Pelican Products, Inc.
Term Loan, 5.25%, Maturing April 10, 2020		360	338,808
Reynolds Group Holdings, Inc.
Term Loan, 4.50%, Maturing December 1, 2018		2,770	2,782,419
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018		574	570,358
Verallia
Term Loan, 5.00%, Maturing October 29, 2022	EUR	1,650	1,903,456

			$13,495,968

Cosmetics / Toiletries — 1.6%
Coty, Inc.
Term Loan, 3.75%, Maturing October 27, 2022		875	$878,091
Galleria Co.
Term Loan, 3.75%, Maturing January 26, 2023		1,725	1,730,930
KIK Custom Products, Inc.
Term Loan, 6.00%, Maturing August 26, 2022		1,567	1,523,050
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019		1,155	1,158,021

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Cosmetics / Toiletries (continued)
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020	3,109	$3,047,818

		$8,337,910

Drugs — 3.6%
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 25, 2019	363	$362,328
AMAG Pharmaceuticals, Inc.
Term Loan, 4.75%, Maturing August 13, 2021	1,048	1,044,194
DPx Holdings B.V.
Term Loan, 4.25%, Maturing March 11, 2021	2,605	2,587,341
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.75%, Maturing September 26, 2022	2,618	2,614,073
Horizon Pharma, Inc.
Term Loan, 4.50%, Maturing May 7, 2021	1,216	1,186,558
Mallinckrodt International Finance S.A.
Term Loan, 3.25%, Maturing March 19, 2021	1,495	1,463,365
Valeant Pharmaceuticals International, Inc.
Term Loan, Maturing October 20, 2018(2)	2,100	2,050,125
Term Loan, 4.75%, Maturing December 11, 2019	1,049	1,023,953
Term Loan, 4.75%, Maturing August 5, 2020	3,091	3,010,886
Term Loan, 5.00%, Maturing April 1, 2022	3,549	3,482,762

		$18,825,585

Ecological Services and Equipment — 1.1%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019	3,703	$3,696,486
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020	2,197	2,142,249

		$5,838,735

Electronics / Electrical — 14.4%
Answers Corporation
Term Loan, 6.25%, Maturing October 3, 2021	2,076	$1,393,666
Avago Technologies Cayman Ltd.
Term Loan, 4.25%, Maturing February 1, 2023	8,775	8,796,332
Campaign Monitor Finance Pty. Limited
Term Loan, 6.25%, Maturing March 18, 2021	706	682,664
CommScope, Inc.
Term Loan, 3.83%, Maturing December 29, 2022	920	923,060
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020	954	690,376
Dell International, LLC
Term Loan, 4.00%, Maturing April 29, 2020	5,820	5,822,871

8	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Deltek, Inc.
Term Loan, 5.00%, Maturing June 25, 2022	293	$293,143
Term Loan - Second Lien, 9.50%, Maturing June 25, 2023	400	398,000
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021	336	335,567
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020	820	764,613
Eze Castle Software, Inc.
Term Loan, 4.00%, Maturing April 6, 2020	1,485	1,480,833
Go Daddy Operating Company, LLC
Term Loan, 4.25%, Maturing May 13, 2021	4,465	4,477,688
Hyland Software, Inc.
Term Loan, 4.75%, Maturing July 1, 2022	586	586,040
Term Loan - Second Lien, 8.25%, Maturing July 1, 2023	550	533,500
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020	5,158	5,050,208
Informatica Corporation
Term Loan, 4.25%, Maturing August 5, 2022	3,408	3,367,761
Lattice Semiconductor Corporation
Term Loan, 5.25%, Maturing March 10, 2021	569	546,480
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.50%, Maturing May 7, 2021	516	515,813
MA FinanceCo., LLC
Term Loan, 4.50%, Maturing November 20, 2019	990	988,763
Term Loan, 5.25%, Maturing November 19, 2021	1,948	1,948,742
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018	1,351	1,356,531
MH Sub I, LLC
Term Loan, 4.75%, Maturing July 8, 2021	1,231	1,231,281
Micron Technology, Inc.
Term Loan, 6.44%, Maturing April 26, 2022	450	453,094
Microsemi Corporation
Term Loan, 5.25%, Maturing January 15, 2023	1,215	1,224,927
NXP B.V.
Term Loan, 3.75%, Maturing December 7, 2020	1,746	1,753,808
ON Semiconductor Corporation
Term Loan, 5.25%, Maturing March 31, 2023	1,100	1,107,288
Orbotech, Inc.
Term Loan, 5.00%, Maturing August 6, 2020	321	320,841
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021	2,171	2,135,572
Term Loan - Second Lien, 8.00%, Maturing April 11, 2022	225	214,875

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018	1,186	$1,183,086
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019	1,750	1,744,167
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018	5,672	5,381,251
SGS Cayman L.P.
Term Loan, 6.00%, Maturing April 23, 2021	200	200,315
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021	3,547	3,121,707
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	524	528,203
SS&C Technologies, Inc.
Term Loan, 4.01%, Maturing July 8, 2022	1,918	1,926,379
Term Loan, 4.02%, Maturing July 8, 2022	273	274,454
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 27, 2019	1,873	1,830,379
SurveyMonkey, Inc.
Term Loan, 6.25%, Maturing February 5, 2019	2,012	1,966,513
Sutherland Global Services, Inc.
Term Loan, 6.00%, Maturing April 23, 2021	859	860,545
Sybil Software, LLC
Term Loan, 4.25%, Maturing March 20, 2020	1,580	1,586,032
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019	913	915,568
Wall Street Systems Delaware, Inc.
Term Loan, 4.25%, Maturing April 30, 2021	1,164	1,159,037
Western Digital Corporation
Term Loan, Maturing April 29, 2023(2)	1,225	1,207,391
Zebra Technologies Corporation
Term Loan, 4.75%, Maturing October 27, 2021	1,888	1,904,554

		$75,183,918

Financial Intermediaries — 3.8%
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020	1,972	$1,912,547
Term Loan - Second Lien, 10.25%, Maturing December 26, 2020	1,525	1,471,625
Citco Funding, LLC
Term Loan, 4.25%, Maturing June 29, 2018	1,983	1,983,986
First Data Corporation
Term Loan, 3.94%, Maturing September 24, 2018	1,875	1,878,126
Term Loan, 4.19%, Maturing July 8, 2022	750	750,670
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	1,095	1,081,439

9	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 22, 2020		1,320	$1,322,959
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021		695	688,371
Medley, LLC
Term Loan, 6.50%, Maturing June 15, 2019		497	501,954
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020		437	437,556
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018		122	122,487
Term Loan, 6.25%, Maturing September 4, 2018		668	668,147
Term Loan, 6.25%, Maturing September 4, 2018		731	731,250
Ocwen Financial Corporation
Term Loan, 5.50%, Maturing February 15, 2018		957	942,773
Sesac Holdco II, LLC
Term Loan, 5.25%, Maturing February 8, 2019		957	948,671
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020		267	265,083
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020		625	626,137
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 19, 2020		4,111	3,615,056

			$19,948,837

Food Products — 4.4%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017		3,535	$3,542,568
Term Loan - Second Lien, 9.50%, Maturing October 10, 2017		1,186	1,185,584
Blue Buffalo Company Ltd.
Term Loan, 3.75%, Maturing August 8, 2019		1,255	1,261,907
Charger OpCo B.V.
Term Loan, 4.25%, Maturing July 2, 2022	EUR	385	444,733
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 26, 2019		854	858,553
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021		1,188	1,155,309
Term Loan - Second Lien, 8.25%, Maturing August 18, 2021		1,500	1,128,750
Dole Food Company, Inc.
Term Loan, 4.50%, Maturing November 1, 2018		1,267	1,267,342
High Liner Foods Incorporated
Term Loan, 4.25%, Maturing April 24, 2021		802	790,601

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Food Products (continued)
JBS USA, LLC
Term Loan, 3.75%, Maturing May 25, 2018	862	$862,045
Term Loan, 3.75%, Maturing September 18, 2020	1,536	1,539,464
Term Loan, 4.00%, Maturing October 30, 2022	673	672,752
Maple Holdings Acquisition Corp.
Term Loan, 5.25%, Maturing March 3, 2023	1,018	1,023,806
NBTY, Inc.
Term Loan, 3.75%, Maturing October 1, 2017	5,199	5,206,349
Oak Tea, Inc.
Term Loan, 4.25%, Maturing July 2, 2022	1,785	1,791,400
Post Holdings, Inc.
Term Loan, 3.75%, Maturing June 2, 2021	266	267,463

		$22,998,626

Food Service — 4.0%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.75%, Maturing December 10, 2021	4,676	$4,688,997
Aramark Services, Inc.
Term Loan, 1.97%, Maturing July 26, 2016	1	936
Term Loan, 2.07%, Maturing July 26, 2016	1	523
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 26, 2019	1,002	964,120
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018	2,013	2,017,649
Manitowoc Foodservice, Inc.
Term Loan, 5.75%, Maturing March 3, 2023	1,009	1,019,113
NPC International, Inc.
Term Loan, 4.75%, Maturing December 28, 2018	1,623	1,615,307
P.F. Chang’s China Bistro, Inc.
Term Loan, 4.25%, Maturing July 2, 2019	401	383,288
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020	267	267,438
US Foods, Inc.
Term Loan, 4.50%, Maturing March 31, 2019	4,838	4,838,187
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020	6,717	4,967,964

		$20,763,522

Food / Drug Retailers — 2.7%
Albertsons, LLC
Term Loan, 5.50%, Maturing March 21, 2019	2,305	$2,311,521
Term Loan, 5.13%, Maturing August 25, 2019	3,088	3,094,391
Term Loan, 5.50%, Maturing August 25, 2021	891	895,270

10	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Food / Drug Retailers (continued)
Rite Aid Corporation
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020	1,450	$1,457,250
Term Loan - Second Lien, 4.88%, Maturing June 21, 2021	1,500	1,505,625
Supervalu, Inc.
Term Loan, 4.50%, Maturing March 21, 2019	4,742	4,699,821

		$13,963,878

Health Care — 13.9%
Acadia Healthcare Company, Inc.
Term Loan, 4.25%, Maturing February 11, 2022	247	$249,344
ADMI Corp.
Term Loan, 5.50%, Maturing April 30, 2022	323	323,319
Akorn, Inc.
Term Loan, 6.00%, Maturing April 16, 2021	836	839,053
Albany Molecular Research, Inc.
Term Loan, 5.75%, Maturing July 16, 2021	697	699,112
Alere, Inc.
Term Loan, 4.25%, Maturing June 18, 2022	1,596	1,589,655
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019	1,202	1,150,819
Amneal Pharmaceuticals, LLC
Term Loan, 4.50%, Maturing November 1, 2019	1,714	1,706,537
AmSurg Corp.
Term Loan, 3.50%, Maturing July 16, 2021	590	591,711
Ardent Legacy Acquisitions, Inc.
Term Loan, 6.50%, Maturing August 4, 2021	498	499,987
ATI Holdings, Inc.
Term Loan, 5.25%, Maturing December 20, 2019	929	928,591
Auris Luxembourg III S.a.r.l.
Term Loan, 4.25%, Maturing January 15, 2022	767	766,785
BSN Medical, Inc.
Term Loan, 4.00%, Maturing August 28, 2019	569	563,188
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021	2,978	2,792,090
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 30, 2020	33	32,616
CHG Healthcare Services, Inc.
Term Loan, 4.25%, Maturing November 19, 2019	1,143	1,143,809
Community Health Systems, Inc.
Term Loan, 3.75%, Maturing December 31, 2019	2,577	2,542,055
Term Loan, 4.00%, Maturing January 27, 2021	4,742	4,678,106
Concentra, Inc.
Term Loan, 4.00%, Maturing June 1, 2022	298	297,006

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
Convatec, Inc.
Term Loan, 4.25%, Maturing June 15, 2020	1,295	$1,301,150
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 18, 2021	1,010	954,098
DaVita HealthCare Partners, Inc.
Term Loan, 3.50%, Maturing June 24, 2021	3,169	3,184,735
DJO Finance, LLC
Term Loan, 4.25%, Maturing June 8, 2020	2,134	2,077,861
Envision Healthcare Corporation
Term Loan, 4.25%, Maturing May 25, 2018	1,967	1,971,783
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 30, 2020	93	93,501
Term Loan, 4.25%, Maturing August 30, 2020	307	306,830
Global Healthcare Exchange, LLC
Term Loan, 5.50%, Maturing August 15, 2022	1,070	1,069,960
Greatbatch Ltd.
Term Loan, 5.25%, Maturing October 27, 2022	948	952,215
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018	1,592	1,589,716
Indivior Finance S.a.r.l.
Term Loan, 7.00%, Maturing December 19, 2019	961	934,512
inVentiv Health, Inc.
Term Loan, 7.75%, Maturing May 15, 2018	2,007	2,005,674
Term Loan, 7.75%, Maturing May 15, 2018	2,378	2,371,597
Jaguar Holding Company II
Term Loan, 4.25%, Maturing August 18, 2022	4,717	4,717,000
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing April 9, 2021	1,474	1,470,066
Kinetic Concepts, Inc.
Term Loan, 4.50%, Maturing May 4, 2018	4,417	4,420,716
Knowledge Universe Education, LLC
Term Loan, 6.00%, Maturing August 13, 2022	1,119	1,113,778
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018	1,667	1,658,873
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	509	331,807
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	370	241,222
National Mentor Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2021	515	514,018
National Surgical Hospitals, Inc.
Term Loan, 4.50%, Maturing June 1, 2022	1,000	985,600
New Millennium Holdco, Inc.
Term Loan, 7.50%, Maturing December 21, 2020	2,095	1,634,059

11	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
Onex Carestream Finance L.P.
Term Loan, 5.00%, Maturing June 7, 2019		3,527	$3,403,089
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020		3,078	2,692,939
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021		3,370	3,204,234
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020		987	992,603
Radnet Management, Inc.
Term Loan, 4.29%, Maturing October 10, 2018		1,863	1,846,867
Select Medical Corporation
Term Loan, 6.00%, Maturing June 1, 2018		1,095	1,096,745
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.25%, Maturing May 15, 2022		697	696,500
Steward Health Care System, LLC
Term Loan, 6.75%, Maturing April 12, 2020		340	335,269
Tecomet, Inc.
Term Loan, 5.75%, Maturing December 5, 2021		1,136	1,067,487

			$72,630,287

Home Furnishings — 0.3%
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019		1,461	$1,466,541

			$1,466,541

Industrial Equipment — 4.3%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		1,698	$1,667,343
Delachaux S.A.
Term Loan, 4.50%, Maturing October 28, 2021		433	425,256
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021		996	984,306
Filtration Group Corporation
Term Loan - Second Lien, 8.25%, Maturing November 21, 2021		262	257,615
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		3,183	2,982,636
Term Loan, 4.75%, Maturing July 30, 2020	EUR	390	420,055
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021		2,744	2,733,444
Term Loan - Second Lien, 7.25%, Maturing June 30, 2022		430	408,239
Milacron, LLC
Term Loan, 4.50%, Maturing September 28, 2020		1,122	1,125,272

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
Paladin Brands Holding, Inc.
Term Loan, 7.25%, Maturing August 16, 2019		654	$562,127
Paternoster Holding IV GmbH
Term Loan, 6.63%, Maturing February 10, 2022	EUR	900	1,018,694
Rexnord, LLC
Term Loan, 4.00%, Maturing August 21, 2020		4,509	4,486,828
Signode Industrial Group US, Inc.
Term Loan, 3.75%, Maturing May 1, 2021		940	933,941
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 12, 2021		286	248,770
Tank Holding Corp.
Term Loan, 5.25%, Maturing March 16, 2022		741	708,941
Terex Corporation
Term Loan, 3.50%, Maturing August 13, 2021	EUR	1,551	1,774,182
Term Loan, Maturing December 7, 2022(2)		1,500	1,481,250
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018		266	252,235
VAT Lux III S.a.r.l.
Term Loan, 4.25%, Maturing February 11, 2021		290	284,148

			$22,755,282

Insurance — 4.6%
Alliant Holdings I, Inc.
Term Loan, 4.50%, Maturing August 12, 2022		1,886	$1,872,785
AmWINS Group, LLC
Term Loan, 5.25%, Maturing September 6, 2019		4,674	4,697,770
AssuredPartners, Inc.
Term Loan, 5.75%, Maturing October 21, 2022		948	946,940
Term Loan - Second Lien, 10.00%, Maturing October 20, 2023		700	679,000
Asurion, LLC
Term Loan, 5.00%, Maturing May 24, 2019		1,889	1,887,206
Term Loan, 5.00%, Maturing August 4, 2022		5,024	4,995,871
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021		2,300	2,221,657
Cunningham Lindsey U.S., Inc.
Term Loan, 5.00%, Maturing December 10, 2019		854	616,759
Term Loan - Second Lien, 9.25%, Maturing June 10, 2020		1,000	610,300
Hub International Limited
Term Loan, 4.25%, Maturing October 2, 2020		2,755	2,733,998
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019		2,722	2,691,980

			$23,954,266

12	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies — 6.0%
AMC Entertainment, Inc.
Term Loan, 4.00%, Maturing December 15, 2022	2,164	$2,176,975
Ancestry.com, Inc.
Term Loan, 5.00%, Maturing August 17, 2022	1,517	1,520,457
Bombardier Recreational Products, Inc.
Term Loan, 3.75%, Maturing January 30, 2019	3,225	3,226,874
Bright Horizons Family Solutions, Inc.
Term Loan, 3.75%, Maturing January 30, 2020	871	873,471
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.00%, Maturing July 8, 2022	423	410,189
ClubCorp Club Operations, Inc.
Term Loan, 4.25%, Maturing December 15, 2022	1,900	1,903,562
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020	936	937,747
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	249	247,424
Lindblad Expeditions, Inc.
Term Loan, 5.50%, Maturing May 8, 2021	199	198,316
Term Loan, 5.50%, Maturing May 8, 2021	1,541	1,536,953
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 16, 2020	2,507	2,521,027
LTF Merger Sub, Inc.
Term Loan, 4.25%, Maturing June 10, 2022	1,340	1,334,850
Match Group, Inc.
Term Loan, 5.50%, Maturing November 16, 2022	1,136	1,145,562
Nord Anglia Education Finance, LLC
Term Loan, 5.00%, Maturing March 31, 2021	1,722	1,707,036
Sabre, Inc.
Term Loan, 4.00%, Maturing February 19, 2019	1,161	1,165,474
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020	2,736	2,675,035
Sonifi Solutions, Inc.
Term Loan, 6.75%, Maturing March 28, 2018(3)	1,081	432,310
SRAM, LLC
Term Loan, 4.01%, Maturing April 10, 2020	1,667	1,466,939
Steinway Musical Instruments, Inc.
Term Loan, 4.75%, Maturing September 19, 2019	1,974	1,909,963
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020	1,029	1,020,225
Zuffa, LLC
Term Loan, 3.75%, Maturing February 25, 2020	2,806	2,789,132

		$31,199,521

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Lodging and Casinos — 5.4%
Affinity Gaming, LLC
Term Loan, 5.25%, Maturing November 9, 2017		364	$365,576
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021		3,329	3,198,654
Term Loan - Second Lien, 8.00%, Maturing August 1, 2022		1,997	1,986,891
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020		403	404,589
Caesars Entertainment Operating Company
Term Loan, 0.00%, Maturing March 1, 2017(4)		978	924,580
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020		639	641,733
Four Seasons Holdings, Inc.
Term Loan - Second Lien, 6.25%, Maturing December 27, 2020		3,577	3,573,911
Gala Group Finance PLC
Term Loan, 5.01%, Maturing May 27, 2018	GBP	3,125	4,572,119
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019		132	132,541
Term Loan, 5.50%, Maturing November 21, 2019		308	309,261
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020		4,364	4,381,436
La Quinta Intermediate Holdings, LLC
Term Loan, 3.75%, Maturing April 14, 2021		776	766,995
MGM Growth Properties, LLC
Term Loan, 4.00%, Maturing April 25, 2023		1,925	1,939,437
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 9, 2019		488	480,187
Scientific Games International, Inc.
Term Loan, 6.00%, Maturing October 18, 2020		3,568	3,523,277
Term Loan, 6.00%, Maturing October 1, 2021		839	829,146
Tropicana Entertainment, Inc.
Term Loan, 4.00%, Maturing November 27, 2020		366	365,625

			$28,395,958

Nonferrous Metals / Minerals — 2.7%
Alpha Natural Resources, LLC
DIP Loan, 10.00%, Maturing February 6, 2017		400	$380,000
Term Loan, 3.50%, Maturing May 22, 2020		2,557	975,031
Arch Coal, Inc.
DIP Loan, 5.00%, Maturing January 31, 2017(7)		825	805,922
Term Loan, 7.50%, Maturing May 16, 2018		3,529	1,475,642
Dynacast International, LLC
Term Loan, 4.50%, Maturing January 28, 2022		594	594,000

13	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Nonferrous Metals / Minerals (continued)
Fairmount Santrol, Inc.
Term Loan, 4.50%, Maturing September 5, 2019	2,990	$1,928,458
Murray Energy Corporation
Term Loan, 7.00%, Maturing April 16, 2017	297	235,589
Term Loan, 7.50%, Maturing April 16, 2020	1,860	1,265,083
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019	987	345,297
Novelis, Inc.
Term Loan, 4.00%, Maturing June 2, 2022	2,630	2,620,591
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019	1,205	1,192,022
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	2,125	2,008,125
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 12.50%, Maturing April 9, 2019(3)	500	204,350

		$14,030,110

Oil and Gas — 4.3%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	3,018	$1,554,195
Bronco Midstream Funding, LLC
Term Loan, 5.00%, Maturing August 15, 2020(3)	1,868	1,260,455
CITGO Holding, Inc.
Term Loan, 9.50%, Maturing May 12, 2018	826	828,358
CITGO Petroleum Corporation
Term Loan, 4.50%, Maturing July 29, 2021	960	951,972
Crestwood Holdings, LLC
Term Loan, 9.00%, Maturing June 19, 2019	1,711	1,529,418
Drillships Ocean Ventures, Inc.
Term Loan, 5.50%, Maturing July 25, 2021	2,568	1,521,609
Energy Transfer Equity L.P.
Term Loan, 4.00%, Maturing December 2, 2019	395	379,200
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing October 1, 2018	1,027	775,384
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	1,700	465,375
Floatel International, Ltd.
Term Loan, 6.00%, Maturing June 27, 2020	1,189	606,241
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	7,263	6,476,403
Paragon Offshore Finance Company
Term Loan, 5.25%, Maturing July 18, 2021	839	216,139
Samson Investment Company
Term Loan - Second Lien, 0.00%, Maturing September 25, 2018(4)	1,850	29,291

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Seadrill Partners Finco, LLC
Term Loan, 4.00%, Maturing February 21, 2021	4,604	$2,264,484
Sheridan Investment Partners II L.P.
Term Loan, 4.25%, Maturing December 16, 2020	35	18,442
Term Loan, 4.25%, Maturing December 16, 2020	94	49,451
Term Loan, 4.25%, Maturing December 16, 2020	677	355,487
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing October 1, 2019	204	108,008
Term Loan, 4.25%, Maturing October 1, 2019	334	176,829
Term Loan, 4.25%, Maturing October 1, 2019	2,518	1,334,472
Southcross Holdings Borrower L.P.
Term Loan, 9.00%, (3.50% Cash, 5.50% PIK), Maturing April 13, 2023	52	51,778
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	1,543	1,407,963

		$22,360,954

Publishing — 2.9%
682534 N.B., Inc.
Term Loan, 12.00%, (8.00% Cash, 4.00% PIK), Maturing October 1, 2020(3)	328	$262,093
Ascend Learning, LLC
Term Loan, 5.50%, Maturing July 31, 2019	1,738	1,741,275
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	5,356	4,048,610
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018	3,886	3,614,309
McGraw-Hill Global Education Holdings, LLC
Term Loan, 6.25%, Maturing March 22, 2019	1,501	1,503,355
Merrill Communications, LLC
Term Loan, 6.25%, Maturing June 1, 2022	595	544,479
Penton Media, Inc.
Term Loan, 4.75%, Maturing October 3, 2019	608	605,476
ProQuest, LLC
Term Loan, 5.75%, Maturing October 24, 2021	1,659	1,625,816
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.75%, Maturing August 14, 2020	1,419	1,388,706

		$15,334,119

Radio and Television — 3.6%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020	409	$390,287
AP NMT Acquisition B.V.
Term Loan, 6.75%, Maturing August 13, 2021	1,955	1,678,293

14	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Radio and Television (continued)
Block Communications, Inc.
Term Loan, 4.00%, Maturing November 7, 2021		222	$222,596
CCO Safari III, LLC
Term Loan, 3.50%, Maturing January 24, 2023		2,075	2,086,300
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020		4,137	2,858,713
Entercom Radio, LLC
Term Loan, 4.00%, Maturing November 23, 2018		347	347,552
Gray Television, Inc.
Term Loan, 3.94%, Maturing June 13, 2021		245	245,414
Hubbard Radio, LLC
Term Loan, 4.25%, Maturing May 27, 2022		630	614,775
iHeartCommunications, Inc.
Term Loan, 7.19%, Maturing January 30, 2019		2,132	1,595,861
Term Loan, 7.94%, Maturing July 30, 2019		364	271,529
MGOC, Inc.
Term Loan, 4.00%, Maturing July 31, 2020		1,332	1,333,376
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		628	628,546
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		712	712,781
Raycom TV Broadcasting, LLC
Term Loan, 3.75%, Maturing August 4, 2021		836	825,568
Sinclair Television Group, Inc.
Term Loan, 3.00%, Maturing April 9, 2020		485	483,690
Univision Communications, Inc.
Term Loan, 4.00%, Maturing March 1, 2020		4,701	4,705,642

			$19,000,923

Retailers (Except Food and Drug) — 8.0%
99 Cents Only Stores
Term Loan, 4.50%, Maturing January 11, 2019		999	$645,701
B&M Retail Limited
Term Loan, 3.26%, Maturing May 21, 2019	GBP	350	504,371
Term Loan, 3.76%, Maturing April 28, 2020	GBP	275	397,511
Bass Pro Group, LLC
Term Loan, 4.00%, Maturing June 5, 2020		2,340	2,314,778
CDW, LLC
Term Loan, 3.25%, Maturing April 29, 2020		4,827	4,830,656
David’s Bridal, Inc.
Term Loan, 5.25%, Maturing October 11, 2019		615	553,540
Dollar Tree, Inc.
Term Loan, 3.50%, Maturing July 6, 2022		2,004	2,012,552

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019		1,148	$981,929
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019		973	979,937
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021		2,942	2,354,447
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		1,802	1,784,771
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021		1,505	1,478,394
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		2,498	2,504,254
Term Loan, 4.00%, Maturing January 28, 2020		806	810,059
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020		2,198	2,098,156
Party City Holdings, Inc.
Term Loan, 4.25%, Maturing August 19, 2022		2,686	2,682,321
PetSmart, Inc.
Term Loan, 4.25%, Maturing March 11, 2022		4,703	4,693,147
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021		1,698	1,515,397
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021		516	482,285
Pilot Travel Centers, LLC
Term Loan, 3.75%, Maturing October 1, 2021		1,469	1,478,118
Rent-A-Center, Inc.
Term Loan, 3.75%, Maturing March 19, 2021		430	423,550
Spin Holdco, Inc.
Term Loan, 4.25%, Maturing November 14, 2019		2,561	2,518,034
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019		1,778	1,635,942
Vivarte SA
Term Loan, 11.00%, (4.00% Cash, 7.00% PIK), Maturing October 29, 2019(5)	EUR	631	732,014
Term Loan, 5.00%, (1.25% Cash, 3.75% PIK), Maturing October 29, 2020(6)	EUR	945	718,626
Term Loan, 0.10%, (0.10% Cash, 0.00% PIK), Maturing October 29, 2021(3)	EUR	204	0
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, Maturing May 14, 2022		44	44,096
Wilton Brands, LLC
Term Loan, 8.50%, Maturing August 30, 2018		482	436,215

			$41,610,801

15	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Steel — 1.8%
FMG Resources (August 2006) Pty. Ltd.
Term Loan, 4.25%, Maturing June 30, 2019	8,947	$8,466,982
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 1, 2017	599	598,761
Neenah Foundry Company
Term Loan, 6.76%, Maturing April 26, 2017	376	374,090

		$9,439,833

Surface Transport — 0.7%
Hertz Corporation (The)
Term Loan, 3.75%, Maturing March 11, 2018	1,742	$1,743,522
Kenan Advantage Group, Inc.
Term Loan, 1.50%, Maturing January 31, 2017(7)	46	45,600
Term Loan, 4.00%, Maturing July 31, 2022	111	110,933
Term Loan, 4.00%, Maturing July 31, 2022	341	340,792
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021	1,544	1,313,904

		$3,554,751

Telecommunications — 3.7%
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019	7,550	$7,098,888
IPC Corp.
Term Loan, 5.50%, Maturing August 6, 2021	2,153	1,997,139
Mitel US Holdings, Inc.
Term Loan, 5.50%, Maturing April 29, 2022	701	703,278
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	1,735	1,405,525
Term Loan, 4.00%, Maturing April 23, 2019	1,942	1,573,320
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019	6,571	6,576,019

		$19,354,169

Utilities — 3.7%
Calpine Construction Finance Company L.P.
Term Loan, 3.00%, Maturing May 3, 2020	1,021	$1,004,106
Term Loan, 3.25%, Maturing January 31, 2022	389	383,191
Calpine Corporation
Term Loan, 4.00%, Maturing October 9, 2019	796	796,705
Term Loan, 3.50%, Maturing May 27, 2022	3,151	3,131,738
Dynegy Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2020	943	936,450

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Utilities (continued)
EFS Cogen Holdings I, LLC
Term Loan, 3.75%, Maturing December 17, 2020	400	$400,011
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021	862	863,789
Energy Future Intermediate Holding Co., LLC
DIP Loan, 4.25%, Maturing December 19, 2016	1,725	1,725,719
EWT Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021	391	386,601
Term Loan, 5.50%, Maturing January 15, 2021	575	573,922
Term Loan - Second Lien, 8.50%, Maturing January 15, 2022	1,800	1,665,000
Granite Acquisition, Inc.
Term Loan, 5.00%, Maturing December 19, 2021	109	105,201
Term Loan, 5.00%, Maturing December 19, 2021	2,436	2,361,053
Invenergy Thermal Operating I, LLC
Term Loan, 6.50%, Maturing October 7, 2022	199	189,050
Lonestar Generation, LLC
Term Loan, 5.25%, Maturing February 22, 2021	1,309	880,152
Longview Power, LLC
Term Loan, 7.00%, Maturing April 13, 2021	2,754	2,437,456
TPF II Power, LLC
Term Loan, 5.50%, Maturing October 2, 2021	1,325	1,321,264

		$19,161,408

Total Senior Floating-Rate Loans (identified cost $743,997,424)		$706,380,156

Corporate Bonds & Notes — 9.8%

Security	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 0.1%
Aerojet Rocketdyne Holdings, Inc.
7.125%, 3/15/21	70	$73,863
CBC Ammo, LLC/CBC FinCo, Inc.
7.25%, 11/15/21(8)	75	63,750
Huntington Ingalls Industries, Inc.
5.00%, 11/15/25(8)	15	15,806
Orbital ATK, Inc.
5.25%, 10/1/21	45	47,362
TransDigm, Inc.
7.50%, 7/15/21	10	10,474
6.00%, 7/15/22	85	86,462
6.50%, 7/15/24	80	81,000

		$378,717

16	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Automotive — 0.1%
American Axle & Manufacturing, Inc.
5.125%, 2/15/19	20	$20,577
General Motors Financial Co., Inc.
4.75%, 8/15/17	70	72,733
3.25%, 5/15/18	10	10,236
Navistar International Corp.
8.25%, 11/1/21	30	21,600
ZF North America Capital, Inc.
4.50%, 4/29/22(8)	150	154,122

		$279,268

Beverage and Tobacco — 0.0%(9)
Constellation Brands, Inc.
6.00%, 5/1/22	105	$119,963
4.25%, 5/1/23	105	110,250

		$230,213

Brokerage / Securities Dealers / Investment Houses — 0.0%(9)
Alliance Data Systems Corp.
6.375%, 4/1/20(8)	55	$56,581

		$56,581

Building and Development — 0.2%
Builders FirstSource, Inc.
7.625%, 6/1/21(8)	16	$16,920
10.75%, 8/15/23(8)	18	19,080
Greystar Real Estate Partners, LLC
8.25%, 12/1/22(8)	50	52,250
HD Supply, Inc.
7.50%, 7/15/20	110	117,012
5.25%, 12/15/21(8)	40	42,150
Hillman Group, Inc. (The)
6.375%, 7/15/22(8)	75	67,312
Nortek, Inc.
8.50%, 4/15/21	40	41,800
Reliance Intermediate Holdings, L.P.
6.50%, 4/1/23(8)	120	126,000
Standard Industries, Inc.
5.375%, 11/15/24(8)	75	78,562
6.00%, 10/15/25(8)	55	59,538
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
4.375%, 6/15/19	45	45,338
5.875%, 6/15/24	60	60,600

Security		Principal Amount* (000’s omitted)	Value

Building and Development (continued)
USG Corp.
5.875%, 11/1/21(8)		35	$37,017
5.50%, 3/1/25(8)		5	5,313

			$768,892

Business Equipment and Services — 0.2%
Acosta, Inc.
7.75%, 10/1/22(8)		140	$130,550
FTI Consulting, Inc.
6.00%, 11/15/22		40	42,250
IMS Health, Inc.
6.00%, 11/1/20(8)		75	77,062
National CineMedia, LLC
6.00%, 4/15/22		790	831,475
ServiceMaster Co., LLC (The)
7.45%, 8/15/27		45	45,337
United Rentals North America, Inc.
7.625%, 4/15/22		40	42,900
6.125%, 6/15/23		25	26,063

			$1,195,637

Cable and Satellite Television — 0.7%
Cable One, Inc.
5.75%, 6/15/22(8)		20	$20,600
CCO Holdings, LLC/CCO Holdings Capital Corp.
5.25%, 9/30/22		155	160,425
5.75%, 1/15/24		10	10,513
5.375%, 5/1/25(8)		95	97,494
CSC Holdings, LLC
8.625%, 2/15/19		15	16,688
5.25%, 6/1/24		10	9,125
DISH DBS Corp.
6.75%, 6/1/21		185	191,051
5.875%, 7/15/22		30	29,250
5.875%, 11/15/24		20	18,850
IAC/InterActiveCorp
4.875%, 11/30/18		52	53,755
Numericable-SFR SAS
4.875%, 5/15/19(8)		390	404,586
Virgin Media Secured Finance PLC
5.375%, 4/15/21(8)		833	873,084
6.00%, 4/15/21(8)	GBP	855	1,303,316
5.50%, 1/15/25(8)		550	564,437

			$3,753,174

17	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Chemicals and Plastics — 0.8%
Hexion, Inc.
6.625%, 4/15/20	4,450	$3,749,125
Platform Specialty Products Corp.
10.375%, 5/1/21(8)	15	15,000
6.50%, 2/1/22(8)	60	53,100
Scotts Miracle-Gro Co. (The)
6.00%, 10/15/23(8)	15	15,937
Tronox Finance, LLC
6.375%, 8/15/20	130	111,231
7.50%, 3/15/22(8)	20	16,700
W.R. Grace & Co.
5.125%, 10/1/21(8)	30	31,485
5.625%, 10/1/24(8)	10	10,613

		$4,003,191

Commercial Services — 0.0%(9)
CEB, Inc.
5.625%, 6/15/23(8)	15	$15,075
ExamWorks Group, Inc.
5.625%, 4/15/23	35	37,669

		$52,744

Conglomerates — 0.0%(9)
Belden, Inc.
5.50%, 9/1/22(8)	20	$20,300
Spectrum Brands, Inc.
6.375%, 11/15/20	50	52,889
6.625%, 11/15/22	30	32,550
5.75%, 7/15/25	70	74,595
TMS International Corp.
7.625%, 10/15/21(8)	55	38,775

		$219,109

Consumer Products — 0.0%(9)
Central Garden & Pet Co.
6.125%, 11/15/23	50	$52,750

		$52,750

Containers and Glass Products — 0.8%
Berry Plastics Corp.
6.00%, 10/15/22(8)	25	$26,250
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc.
5.625%, 12/15/16(8)	15	14,985

Security	Principal Amount* (000’s omitted)	Value

Containers and Glass Products (continued)
Owens-Brockway Glass Container, Inc.
5.875%, 8/15/23(8)	35	$37,712
6.375%, 8/15/25(8)	15	16,191
Reynolds Group Holdings, Inc.
5.75%, 10/15/20	3,875	4,034,844

		$4,129,982

Cosmetics / Toiletries — 0.1%
Alphabet Holding Co., Inc.
7.75%, 11/1/17(10)	235	$237,850

		$237,850

Distribution & Wholesale — 0.0%(9)
American Tire Distributors, Inc.
10.25%, 3/1/22(8)	50	$45,125

		$45,125

Diversified Financial Services — 0.0%(9)
Quicken Loans, Inc.
5.75%, 5/1/25(8)	35	$33,075

		$33,075

Drugs — 0.1%
ConvaTec Finance International SA
8.25%, 1/15/19(8)(10)	200	$202,000
Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC
4.875%, 4/15/20(8)	30	28,800
5.625%, 10/15/23(8)	85	79,900
5.50%, 4/15/25(8)	30	27,150
Valeant Pharmaceuticals International, Inc.
6.375%, 10/15/20(8)	200	182,250
7.50%, 7/15/21(8)	50	46,000
5.625%, 12/1/21(8)	30	25,575
5.875%, 5/15/23(8)	100	84,562
6.125%, 4/15/25(8)	70	58,275

		$734,512

Ecological Services and Equipment — 0.0%(9)
Advanced Disposal Services, Inc.
8.25%, 10/1/20	50	$52,312
Clean Harbors, Inc.
5.25%, 8/1/20	50	51,563
5.125%, 6/1/21	25	25,313

18	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Ecological Services and Equipment (continued)
Covanta Holding Corp.
5.875%, 3/1/24	25	$24,875

		$154,063

Electric Utilities — 0.0%(9)
NRG Yield Operating, LLC
5.375%, 8/15/24	25	$23,625

		$23,625

Electronics / Electrical — 0.4%
Anixter, Inc.
5.50%, 3/1/23(8)	45	$46,181
CommScope, Inc.
4.375%, 6/15/20(8)	20	20,650
Freescale Semiconductor, Inc.
6.00%, 1/15/22(8)	55	58,437
Infor (US), Inc.
5.75%, 8/15/20(8)	35	37,013
6.50%, 5/15/22	50	46,400
Informatica, LLC
7.125%, 7/15/23(8)	25	24,438
Nuance Communications, Inc.
5.375%, 8/15/20(8)	120	123,300
SS&C Technologies Holdings, Inc.
5.875%, 7/15/23(8)	65	67,275
Western Digital Corp.
7.375%, 4/1/23(8)	1,425	1,439,250
Zebra Technologies Corp.
7.25%, 10/15/22	100	108,760

		$1,971,704

Equipment Leasing — 0.1%
International Lease Finance Corp.
6.75%, 9/1/16(8)	350	$355,102
7.125%, 9/1/18(8)	350	384,825

		$739,927

Financial Intermediaries — 0.3%
CIT Group, Inc.
5.50%, 2/15/19(8)	45	$47,205
5.375%, 5/15/20	10	10,513

Security		Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
First Data Corp.
6.75%, 11/1/20(8)		962	$1,011,937
7.00%, 12/1/23(8)		155	159,844
5.00%, 1/15/24(8)		50	50,687
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.
3.50%, 3/15/17		45	45,000
6.00%, 8/1/20		65	65,162
JPMorgan Chase & Co.
6.75% to 2/1/24, 1/29/49(11)		80	88,608
Navient Corp.
5.50%, 1/15/19		115	114,281
5.00%, 10/26/20		25	23,813
5.875%, 10/25/24		30	26,400

			$1,643,450

Food Products — 0.4%
Dean Foods Co.
6.50%, 3/15/23(8)		45	$47,362
Iceland Bondco PLC
4.838%, 7/15/20(8)(12)	GBP	1,500	1,923,240
Pilgrim’s Pride Corp.
5.75%, 3/15/25(8)		10	10,225
Post Holdings, Inc.
6.75%, 12/1/21(8)		20	21,013
6.00%, 12/15/22(8)		35	36,072
7.75%, 3/15/24(8)		35	38,237
8.00%, 7/15/25(8)		15	16,669
WhiteWave Foods Co. (The)
5.375%, 10/1/22		25	26,861

			$2,119,679

Food Service — 0.0%(9)
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.
4.625%, 1/15/22(8)		65	$66,787
6.00%, 4/1/22(8)		125	129,844
Yum! Brands, Inc.
5.30%, 9/15/19		10	10,688
3.75%, 11/1/21		15	14,655
3.875%, 11/1/23		5	4,768

			$226,742

19	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Food / Drug Retailers — 0.0%(9)
Rite Aid Corp.
6.125%, 4/1/23(8)	115	$123,553

		$123,553

Health Care — 1.3%
Alere, Inc.
7.25%, 7/1/18	10	$10,231
6.50%, 6/15/20	35	34,738
6.375%, 7/1/23(8)	65	66,462
AmSurg Corp.
5.625%, 11/30/20	50	51,500
5.625%, 7/15/22	45	46,350
Capsugel SA
7.00%, 5/15/19(8)(10)	19	19,143
Centene Corp.
4.75%, 5/15/22	20	20,700
CHS/Community Health Systems, Inc.
5.125%, 8/15/18	2,190	2,222,850
7.125%, 7/15/20	120	116,400
6.875%, 2/1/22	95	86,866
DJO Finco, Inc./DJO Finance, LLC/DJO Finance Corp.
8.125%, 6/15/21(8)	35	30,800
HCA Holdings, Inc.
6.25%, 2/15/21	85	92,777
HCA, Inc.
6.50%, 2/15/20	15	16,650
4.75%, 5/1/23	1,050	1,078,875
5.875%, 2/15/26	25	26,000
Hill-Rom Holdings, Inc.
5.75%, 9/1/23(8)	25	26,000
Hologic, Inc.
5.25%, 7/15/22(8)	70	73,587
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC
6.375%, 8/1/23(8)	140	145,810
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/1/18	45	45,704
MPH Acquisition Holdings, LLC
6.625%, 4/1/22(8)	160	167,466
Opal Acquisition, Inc.
8.875%, 12/15/21(8)	60	49,275
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(8)	1,300	1,355,250
Surgical Care Affiliates, Inc.
6.00%, 4/1/23(8)	35	35,525

Security	Principal Amount* (000’s omitted)	Value

Health Care (continued)
Teleflex, Inc.
5.25%, 6/15/24	20	$20,900
Tenet Healthcare Corp.
6.00%, 10/1/20	55	58,575
4.375%, 10/1/21	600	604,500
8.125%, 4/1/22	105	109,462
6.75%, 6/15/23	15	14,944
WellCare Health Plans, Inc.
5.75%, 11/15/20	120	125,400

		$6,752,740

Holding Company – Diversified — 0.0%(9)
Argos Merger Sub, Inc.
7.125%, 3/15/23(8)	80	$82,000
HRG Group, Inc.
7.875%, 7/15/19	110	116,325

		$198,325

Home Furnishings — 0.0%(9)
Tempur Sealy International, Inc.
6.875%, 12/15/20	40	$42,350
5.625%, 10/15/23	35	36,575

		$78,925

Industrial Equipment — 0.0%(9)
BlueLine Rental Finance Corp.
7.00%, 2/1/19(8)	70	$61,775
Erickson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(13)	54	24,682
Vander Intermediate Holding II Corp.
9.75%, 2/1/19(8)(10)	55	32,194

		$118,651

Insurance — 0.1%
Hub Holdings, LLC/Hub Holdings Finance, Inc.
8.125%, 7/15/19(8)(10)	45	$42,075
Hub International, Ltd.
7.875%, 10/1/21(8)	60	58,950
USI, Inc.
7.75%, 1/15/21(8)	100	100,375
Wayne Merger Sub, LLC
8.25%, 8/1/23(8)	40	39,900

		$241,300

20	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Internet Software & Services — 0.1%
Netflix, Inc.
5.50%, 2/15/22	80	$84,000
5.875%, 2/15/25	115	121,325
Riverbed Technology, Inc.
8.875%, 3/1/23(8)	35	35,350

		$240,675

Leisure Goods / Activities / Movies — 0.1%
Activision Blizzard, Inc.
6.125%, 9/15/23(8)	35	$38,281
NCL Corp., Ltd.
5.25%, 11/15/19(8)	25	25,813
4.625%, 11/15/20(8)	45	45,956
Regal Entertainment Group
5.75%, 3/15/22	30	31,387
Royal Caribbean Cruises, Ltd.
7.25%, 6/15/16	25	25,155
7.25%, 3/15/18	50	54,250
Sabre GLBL, Inc.
5.375%, 4/15/23(8)	25	25,625
5.25%, 11/15/23(8)	40	40,700
Viking Cruises, Ltd.
8.50%, 10/15/22(8)	90	85,050
6.25%, 5/15/25(8)	40	32,200

		$404,417

Lodging and Casinos — 0.8%
Buffalo Thunder Development Authority
11.00%, 12/9/22(8)	224	$113,087
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(4)	2,100	1,905,750
9.00%, 2/15/20(4)	500	453,750
9.00%, 2/15/20(4)	1,175	1,063,375
GLP Capital, L.P./GLP Financing II, Inc.
4.875%, 11/1/20	75	79,500
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp.
5.625%, 10/15/21	110	114,698
MGM Resorts International
6.625%, 12/15/21	90	96,300
7.75%, 3/15/22	30	33,637
6.00%, 3/15/23	65	67,681
RHP Hotel Properties, L.P./RHP Finance Corp.
5.00%, 4/15/23	30	30,975

Security	Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)
Station Casinos, LLC
7.50%, 3/1/21	55	$58,290
Tunica-Biloxi Gaming Authority
9.00%, 11/15/15(4)(8)	310	159,650

		$4,176,693

Media — 0.2%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(8)	1,000	$1,040,000

		$1,040,000

Nonferrous Metals / Minerals — 0.1%
IAMGOLD Corp.
6.75%, 10/1/20(8)	65	$52,780
New Gold, Inc.
6.25%, 11/15/22(8)	70	64,750
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp.
7.375%, 2/1/20	55	42,350
Eldorado Gold Corp.
6.125%, 12/15/20(8)	120	111,000
Imperial Metals Corp.
7.00%, 3/15/19(8)	25	22,750
Kissner Milling Co., Ltd.
7.25%, 6/1/19(8)	95	94,050

		$387,680

Oil and Gas — 0.6%
Antero Resources Corp.
6.00%, 12/1/20	15	$15,108
5.375%, 11/1/21	100	97,250
5.625%, 6/1/23	30	29,250
Blue Racer Midstream, LLC/Blue Racer Finance Corp.
6.125%, 11/15/22(8)	10	8,900
Bonanza Creek Energy, Inc.
6.75%, 4/15/21	70	27,825
Canbriam Energy, Inc.
9.75%, 11/15/19(8)	25	23,563
CITGO Petroleum Corp.
6.25%, 8/15/22(8)	700	686,000
Concho Resources, Inc.
5.50%, 4/1/23	240	242,400

21	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
CrownRock, L.P./CrownRock Finance, Inc.
7.125%, 4/15/21(8)	90	$91,350
7.75%, 2/15/23(8)	60	61,500
CVR Refining, LLC/Coffeyville Finance, Inc.
6.50%, 11/1/22	130	115,700
Denbury Resources, Inc.
5.50%, 5/1/22	20	13,100
Endeavor Energy Resources, L.P./EER Finance, Inc.
7.00%, 8/15/21(8)	95	91,675
8.125%, 9/15/23(8)	25	24,750
Energy Transfer Equity L.P.
5.875%, 1/15/24	80	75,200
EP Energy, LLC/Everest Acquisition Finance, Inc.
7.75%, 9/1/22	65	38,025
Gulfport Energy Corp.
7.75%, 11/1/20	175	177,625
6.625%, 5/1/23	60	58,500
Matador Resources Co.
6.875%, 4/15/23	40	40,400
Memorial Resource Development Corp.
5.875%, 7/1/22	140	128,100
Newfield Exploration Co.
5.625%, 7/1/24	120	122,513
Noble Energy, Inc.
5.625%, 5/1/21	27	27,776
Paramount Resources, Ltd.
6.875%, 6/30/23(8)	25	19,500
PBF Holding Co., LLC/PBF Finance Corp.
8.25%, 2/15/20	20	20,925
PBF Logistics, L.P./PBF Logistics Finance Corp.
6.875%, 5/15/23	45	43,762
RSP Permian, Inc.
6.625%, 10/1/22	80	83,000
Sabine Pass Liquefaction, LLC
5.625%, 2/1/21	170	169,787
5.625%, 4/15/23	100	98,250
5.625%, 3/1/25	55	53,831
Sabine Pass LNG, L.P.
6.50%, 11/1/20	100	104,750
Seven Generations Energy, Ltd.
8.25%, 5/15/20(8)	140	144,900
6.75%, 5/1/23(8)	60	59,400
Seventy Seven Energy, Inc.
6.50%, 7/15/22	35	1,663

Security	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
SM Energy Co.
6.125%, 11/15/22	25	$22,750
6.50%, 1/1/23	80	73,600
Sunoco, L.P./Sunoco Finance Corp.
6.375%, 4/1/23(8)	45	45,872
Tesoro Corp.
5.375%, 10/1/22	90	90,562
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp.
5.50%, 10/15/19	15	15,375
6.25%, 10/15/22	35	36,050
Triangle USA Petroleum Corp.
6.75%, 7/15/22(8)	35	7,875
Williams Partners, L.P./ACMP Finance Corp.
4.875%, 3/15/24	10	9,086

		$3,297,448

Publishing — 0.1%
Laureate Education, Inc.
9.25%, 9/1/19(8)	540	$491,400
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance
9.75%, 4/1/21	145	156,164
MHGE Parent, LLC/MHGE Parent Finance, Inc.
8.50%, 8/1/19(8)(10)	30	30,300
Tribune Media Co.
5.875%, 7/15/22(8)	60	59,700

		$737,564

Radio and Television — 0.4%
CCOH Safari, LLC
5.75%, 2/15/26(8)	45	$46,575
Clear Channel Worldwide Holdings, Inc.
Series A, 6.50%, 11/15/22	50	48,750
Series B, 6.50%, 11/15/22	90	90,900
iHeartCommunications, Inc.
9.00%, 12/15/19	953	742,149
11.25%, 3/1/21	45	32,231
Nielsen Co. Luxembourg S.a.r.l. (The)
5.50%, 10/1/21(8)	35	36,619
Sirius XM Radio, Inc.
5.875%, 10/1/20(8)	25	26,031
6.00%, 7/15/24(8)	85	89,896
Starz, LLC/Starz Finance Corp.
5.00%, 9/15/19	70	71,487

22	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Radio and Television (continued)
Univision Communications, Inc.
6.75%, 9/15/22(8)	746	$794,490
5.125%, 5/15/23(8)	30	30,413

		$2,009,541

Real Estate Investment Trusts (REITs) — 0.0%(9)
Communications Sales & Leasing, Inc./CSL Capital LLC
8.25%, 10/15/23	10	$9,525
ESH Hospitality, Inc.
5.25%, 5/1/25(8)	30	29,738

		$39,263

Retailers (Except Food and Drug) — 0.4%
Chinos Intermediate Holdings A, Inc.
7.75%, 5/1/19(8)(10)	35	$16,952
Dollar Tree, Inc.
5.25%, 3/1/20(8)	45	46,969
5.75%, 3/1/23(8)	105	112,481
Fresh Market, Inc. (The)
9.75%, 5/1/23(8)	1,175	1,160,312
Hot Topic, Inc.
9.25%, 6/15/21(8)	150	151,875
L Brands, Inc.
6.875%, 11/1/35	65	71,825
Michaels Stores, Inc.
5.875%, 12/15/20(8)	45	47,194
Murphy Oil USA, Inc.
6.00%, 8/15/23	135	141,834
Party City Holdings, Inc.
6.125%, 8/15/23(8)	65	68,270
Radio Systems Corp.
8.375%, 11/1/19(8)	60	62,550
Sally Holdings, LLC/Sally Capital, Inc.
5.75%, 6/1/22	50	52,625
Vista Outdoor, Inc.
5.875%, 10/1/23(8)	35	36,925

		$1,969,812

Road & Rail — 0.0%(9)
Florida East Coast Holdings Corp.
6.75%, 5/1/19(8)	10	$10,150
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(8)	35	35,000

		$45,150

Security	Principal Amount* (000’s omitted)	Value

Software and Services — 0.0%(9)
IHS, Inc.
5.00%, 11/1/22	60	$63,000
Infor Software Parent, LLC/Infor Software Parent, Inc.
7.125%, 5/1/21(8)(10)	65	55,088
SunGard Availability Services Capital, Inc.
8.75%, 4/1/22(8)	70	39,900

		$157,988

Steel — 0.0%(9)
ArcelorMittal
7.25%, 2/25/22	25	$26,422
JMC Steel Group, Inc.
8.25%, 3/15/18(8)	65	62,725

		$89,147

Surface Transport — 0.1%
Hertz Corp. (The)
6.25%, 10/15/22	65	$65,779
XPO Logistics, Inc.
7.875%, 9/1/19(8)	190	200,450
6.50%, 6/15/22(8)	75	73,688

		$339,917

Technology — 0.0%(9)
Micron Technology, Inc.
5.25%, 8/1/23(8)	20	$16,260
5.625%, 1/15/26(8)	25	20,000

		$36,260

Telecommunications — 0.7%
Avaya, Inc.
9.00%, 4/1/19(8)	45	$28,800
CenturyLink, Inc.
6.75%, 12/1/23	40	39,550
CommScope Technologies Finance, LLC
6.00%, 6/15/25(8)	60	61,500
Frontier Communications Corp.
6.25%, 9/15/21	40	37,400
10.50%, 9/15/22(8)	15	15,525
7.625%, 4/15/24	30	26,781
6.875%, 1/15/25	45	37,631
11.00%, 9/15/25(8)	70	70,962

23	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Telecommunications (continued)
Intelsat Jackson Holdings S.A.
7.25%, 10/15/20		120	$88,050
6.625%, 12/15/22		70	45,587
Intelsat Luxembourg S.A.
7.75%, 6/1/21		75	25,500
8.125%, 6/1/23		90	29,925
Level 3 Financing, Inc.
5.375%, 1/15/24(8)		25	25,563
Plantronics, Inc.
5.50%, 5/31/23(8)		25	25,125
SBA Telecommunications, Inc.
5.75%, 7/15/20		145	150,075
Sprint Communications, Inc.
7.00%, 8/15/20		655	546,925
6.00%, 11/15/22		5	3,703
Sprint Corp.
7.25%, 9/15/21		60	48,750
7.875%, 9/15/23		250	196,250
7.625%, 2/15/25		45	33,975
T-Mobile USA, Inc.
6.25%, 4/1/21		40	41,850
6.633%, 4/28/21		50	52,875
6.731%, 4/28/22		20	21,155
6.625%, 4/1/23		40	42,850
6.375%, 3/1/25		35	36,881
6.50%, 1/15/26		115	122,331
Wind Acquisition Finance SA
4.999%, 4/30/19(8)(12)	EUR	500	574,572
6.50%, 4/30/20(8)		475	479,750
3.751%, 7/15/20(8)(12)	EUR	475	529,377
Windstream Corp.
6.375%, 8/1/23		40	30,700
Windstream Services, LLC
7.75%, 10/1/21		80	68,200

			$3,538,118

Utilities — 0.5%
AES Corp. (The)
5.50%, 3/15/24		25	$25,438
Air Medical Merger Sub Corp.
6.375%, 5/15/23(8)		45	43,425
Calpine Corp.
5.375%, 1/15/23		50	50,688
7.875%, 1/15/23(8)		1,930	2,069,925
5.75%, 1/15/25		15	15,206

Security	Principal Amount* (000’s omitted)	Value

Utilities (continued)
Dynegy, Inc.
6.75%, 11/1/19	80	$81,400
7.375%, 11/1/22	65	64,512
7.625%, 11/1/24	55	54,037

		$2,404,631

Total Corporate Bonds & Notes (identified cost $53,618,389)		$51,477,808

Asset-Backed Securities — 6.7%

Security	Principal Amount (000’s omitted)	Value
ALM Loan Funding, Ltd.
Series 2015-16A, Class D, 5.978%, 7/15/27(8)(12)	$1,000	$861,978
Apidos CLO XIX
Series 2014-19A, Class E, 6.083%, 10/17/26(8)(12)	2,100	1,828,842
Apidos CLO XVII
Series 2014-17A, Class B, 3.483%, 4/17/26(8)(12)	450	435,421
Series 2014-17A, Class C, 3.933%, 4/17/26(8)(12)	1,000	916,039
Series 2014-17A, Class D, 5.383%, 4/17/26(8)(12)	1,000	809,652
Apidos CLO XXI
Series 2015-21A, Class D, 6.183%, 7/18/27(8)(12)	1,000	859,519
Ares CLO, Ltd.
Series 2014-32A, Class D, 6.318%, 11/15/25(8)(12)	2,000	1,718,370
Series 2015-2A, Class E2, 5.818%, 7/29/26(8)(12)	1,000	841,186
Babson CLO, Ltd.
Series 2013-IA, Class C, 3.334%, 4/20/25(8)(12)	450	437,674
Series 2013-IA, Class D, 4.134%, 4/20/25(8)(12)	350	323,794
Series 2013-IA, Class E, 5.034%, 4/20/25(8)(12)	225	181,961
Birchwood Park CLO, Ltd.
Series 2014-1A, Class E1, 5.728%, 7/15/26(8)(12)	500	401,206
Carlyle Global Market Strategies CLO, Ltd.
Series 2014-4A, Class E, 5.828%, 10/15/26(8)(12)	2,000	1,698,782
Series 2015-5A, Class D, 6.592%, 1/20/28(8)(12)	500	448,973

24	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Cent CLO, L.P.
Series 2014-22A, Class D, 5.92%, 11/7/26(8)(12)	$1,000	$761,890
Centurion CDO IX Ltd.
Series 2005-9A, Class D1, 5.383%, 7/17/19(8)(12)	750	704,586
CIFC Funding, Ltd.
Series 2013-2A, Class A3L, 3.283%, 4/21/25(8)(12)	2,650	2,467,878
Cumberland Park CLO, Ltd.
Series 2015-2A, Class E, 5.634%, 7/20/26(8)(12)	1,975	1,642,647
Dryden XL Senior Loan Fund
Series 2015-40A, Class E, 6.568%, 8/15/28(8)(12)	1,000	888,692
Dryden XXVIII Senior Loan Fund
Series 2013-28A, Class A3L, 3.318%, 8/15/25(8)(12)	1,500	1,442,521
Series 2013-28A, Class B1L, 3.818%, 8/15/25(8)(12)	640	573,850
Series 2013-28A, Class B2L, 4.518%, 8/15/25(8)(12)	430	317,159
Galaxy CLO, Ltd.
Series 2015-21A, Class E1, 6.17%, 1/20/28(8)(12)	1,000	794,103
Golub Capital Partners CLO, Ltd.
Series 2015-23A, Class E, 6.371%, 5/5/27(8)(12)	2,000	1,684,002
Oak Hill Credit Partners, Ltd.
Series 2013-8A, Class C, 3.334%, 4/20/25(8)(12)	400	385,952
Series 2013-8A, Class D, 4.134%, 4/20/25(8)(12)	450	409,726
Series 2015-11A, Class E, 7.334%, 10/20/28(8)(12)	1,000	937,401
Octagon Investment Partners XVI Ltd.
Series 2013-1A, Class C1, 3.383%, 7/17/25(8)(12)	925	880,351
Series 2013-1A, Class D, 3.983%, 7/17/25(8)(12)	925	817,128
Series 2013-1A, Class E, 5.133%, 7/17/25(8)(12)	1,125	821,576
Octagon Investment Partners XXIII, Ltd.
Series 2015-1A, Class E2, 7.128%, 7/15/27(8)(12)	2,000	1,822,018
Palmer Square CLO, Ltd.
Series 2015-2A, Class D, 6.084%, 7/20/27(8)(12)	1,200	1,028,072
Race Point CLO, Ltd.
Series 2012-7A, Class D, 4.87%, 11/8/24(8)(12)	1,750	1,649,510
Recette CLO, LLC
Series 2015-1A, Class E, 6.334%, 10/20/27(8)(12)	1,000	869,164
Schiller Park CLO, Ltd.
Series 2007-1A, Class D, 2.888%, 4/25/21(8)(12)	1,000	932,971

Security	Principal Amount (000’s omitted)	Value

Ziggurat CLO, Ltd.
Series 2014-1A, Class E, 5.633%, 10/17/26(8)(12)	$2,000	$1,480,116

Total Asset-Backed Securities (identified cost $38,202,037)		$35,074,710

Common Stocks — 1.0%

Security	Shares	Value

Aerospace and Defense — 0.1%
IAP Global Services, LLC(3)(13)(14)	55	$671,151

		$671,151

Automotive — 0.1%
Dayco Products, LLC(13)(14)	18,702	$626,517

		$626,517

Building and Development — 0.1%
Panolam Holdings Co.(3)(14)(15)	253	$220,118

		$220,118

Business Equipment and Services — 0.0%
Education Management Corp.(3)(13)(14)	3,185,850	$0

		$0

Health Care — 0.1%
New Millennium Holdco, Inc.(13)(14)	61,354	$475,493

		$475,493

Lodging and Casinos — 0.1%
Tropicana Entertainment, Inc.(13)(14)	35,670	$695,561

		$695,561

Oil, Gas & Consumable Fuels — 0.0%(9)
Southcross Holdings Group, LLC(13)(14)	59	$20,650
Southcross Holdings L.P., Class A(13)(14)	59	20,650

		$41,300

25	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Publishing — 0.5%
ION Media Networks, Inc.(3)(13)(14)	3,990	$1,948,397
MediaNews Group, Inc.(3)(13)(14)	10,718	348,332
Nelson Education, Ltd.(3)(13)(14)	54,585	0

		$2,296,729

Total Common Stocks (identified cost $1,891,509)		$5,026,869

Convertible Preferred Stocks — 0.0%(9)

Security	Shares	Value

Business Equipment and Services — 0.0%(9)
Education Management Corp., Series A-1, 7.50%(3)(13)(14)	3,545	$31,409

Total Convertible Preferred Stocks (identified cost $250,194)		$31,409

Closed-End Funds — 2.1%

Security	Shares	Value

BlackRock Floating Rate Income Strategies Fund, Inc.	99,936	$1,323,153
Invesco Senior Income Trust	483,234	1,971,595
Nuveen Credit Strategies Income Fund	365,228	2,896,258
Nuveen Floating Rate Income Fund	148,079	1,528,175
Nuveen Floating Rate Income Opportunity Fund	103,281	1,053,466
Voya Prime Rate Trust	396,676	2,003,214

Total Closed-End Funds (identified cost $12,168,732)		$10,775,861

Miscellaneous — 0.0%(9)

Security	Principal Amount/ Shares	Value

Lodging and Casinos — 0.0%(9)
Buffalo Thunder Development Authority
Residual Claim Certificates, Expires 11/15/29(8)(14)	$99,307	$49

		$49

Oil and Gas — 0.0%
SemGroup Corp., Escrow Certificate(3)(14)	540,000	$0

		$0

Total Miscellaneous (identified cost $0)		$49

Short-Term Investments — 0.3%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.53%(16)	$1,305	$1,304,895

Total Short-Term Investments (identified cost $1,304,895)		$1,304,895

Total Investments — 155.0% (identified cost $851,433,180)		$810,071,757

Less Unfunded Loan Commitments — (0.2)%		$(870,638)

Net Investments — 154.8% (identified cost $850,562,542)		$809,201,119

Other Assets, Less Liabilities — (29.7)%		$(155,087,446)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (25.1)%		$(131,323,047)

Net Assets Applicable to Common Shares — 100.0%		$522,790,626

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after April 30, 2016, at which time the interest rate will be determined.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 12).

(4)	Currently the issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(5)	Includes new money preferred shares that trade with the loan.

(6)	Includes Vivarte Class A preferred shares, Vivarte Class B ordinary shares and Luxco ordinary shares that trade with the loan.

(7)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(8)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration

26	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2016

Portfolio of Investments (Unaudited) — continued

(normally to qualified institutional buyers). At April 30, 2016, the aggregate value of these securities is $60,119,659 or 11.5% of the Trust’s net assets applicable to common shares.

(9)	Amount is less than 0.05%.

(10)

Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. For corporate bonds, the interest rate paid in additional principal is generally higher than the indicated cash rate.

(11)	Security converts to floating rate after the indicated fixed-rate coupon period.
(12)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2016.

(13)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(14)	Non-income producing security.

(15)	Restricted security (see Note 7).

(16)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2016.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	1,138,637	CAD	1,500,000	State Street Bank and Trust Company	5/31/16	$—	$(56,876)
USD	925,080	CAD	1,251,570	State Street Bank and Trust Company	5/31/16	—	(72,432)
USD	3,112,852	EUR	2,811,197	State Street Bank and Trust Company	5/31/16	—	(108,699)
USD	10,756,183	EUR	9,538,168	HSBC Bank USA, N.A.	6/30/16	—	(184,966)
USD	8,539,435	GBP	5,945,895	Goldman Sachs International	6/30/16	—	(149,906)
USD	1,446,332	GBP	995,000	State Street Bank and Trust Company	6/30/16	—	(7,763)
USD	5,118,548	EUR	4,516,586	Goldman Sachs International	7/29/16	—	(67,055)
USD	3,742,214	GBP	2,572,870	State Street Bank and Trust Company	7/29/16	—	(18,146)

						$—	$(665,843)

Abbreviations:

DIP	–	Debtor In Possession
PIK	–	Payment In Kind

Currency Abbreviations:

CAD	–	Canadian Dollar
EUR	–	Euro
GBP	–	British Pound Sterling
USD	–	United States Dollar

27	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2016
Unaffiliated investments, at value (identified cost, $849,257,647)	$807,896,224
Affiliated investment, at value (identified cost, $1,304,895)	1,304,895
Cash	6,491,332
Restricted cash*	600,000
Foreign currency, at value (identified cost, $1,602,293)	1,604,161
Interest and dividends receivable	3,726,715
Interest receivable from affiliated investment	4,901
Receivable for investments sold	2,561,022
Prepaid upfront fees on notes payable	104,041
Prepaid expenses	24,128
Total assets	$824,317,419

Liabilities
Notes payable	$155,000,000
Payable for investments purchased	13,635,067
Payable for open forward foreign currency exchange contracts	665,843
Payable to affiliates:
Investment adviser fee	497,812
Trustees’ fees	3,693
Accrued expenses	401,331
Total liabilities	$170,203,746
Auction preferred shares (5,252 shares outstanding) at liquidation value plus cumulative unpaid dividends	$131,323,047
Net assets applicable to common shares	$522,790,626

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized, 36,841,535 shares issued and outstanding	$368,415
Additional paid-in capital	685,366,652
Accumulated net realized loss	(121,772,204)
Accumulated undistributed net investment income	945,684
Net unrealized depreciation	(42,117,921)
Net assets applicable to common shares	$522,790,626

Net Asset Value Per Common Share
($522,790,626 ÷ 36,841,535 common shares issued and outstanding)	$14.19

*	Represents restricted cash on deposit at the custodian for open derivative contracts.

28	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2016
Interest and other income	$22,082,858
Dividends	381,075
Interest allocated from affiliated investment	15,116
Expenses allocated from affiliated investment	(591)
Total investment income	$22,478,458

Expenses
Investment adviser fee	$3,054,687
Trustees’ fees and expenses	21,741
Custodian fee	159,009
Transfer and dividend disbursing agent fees	8,878
Legal and accounting services	119,799
Printing and postage	43,142
Interest expense and fees	1,236,841
Preferred shares service fee	69,788
Miscellaneous	74,551
Total expenses	$4,788,436

Net investment income	$17,690,022

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(10,477,438)
Investment transactions allocated from affiliated investment	35
Foreign currency and forward foreign currency exchange contract transactions	1,099,867
Net realized loss	$(9,377,536)
Change in unrealized appreciation (depreciation) —
Investments	$4,503,063
Foreign currency and forward foreign currency exchange contracts	(914,674)
Net change in unrealized appreciation (depreciation)	$3,588,389

Net realized and unrealized loss	$(5,789,147)

Distributions to preferred shareholders
From net investment income	$(318,599)

Net increase in net assets from operations	$11,582,276

29	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
From operations —
Net investment income	$17,690,022	$34,727,739
Net realized loss from investment, foreign currency and forward foreign currency exchange contract transactions	(9,377,536)	(409,270)
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	3,588,389	(35,816,584)
Distributions to preferred shareholders —
From net investment income	(318,599)	(210,986)
Net increase (decrease) in net assets from operations	$11,582,276	$(1,709,101)
Distributions to common shareholders —
From net investment income	$(17,352,363)	$(34,557,360)
Total distributions to common shareholders	$(17,352,363)	$(34,557,360)

Net decrease in net assets	$(5,770,087)	$(36,266,461)

Net Assets Applicable to Common Shares
At beginning of period	$528,560,713	$564,827,174
At end of period	$522,790,626	$528,560,713

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of period	$945,684	$926,624

30	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2016

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended April 30, 2016
Net increase in net assets from operations	$11,582,276
Distributions to preferred shareholders	318,599
Net increase in net assets from operations excluding distributions to preferred shareholders	$11,900,875
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(73,338,378)
Investments sold and principal repayments	119,795,492
Decrease in short-term investments, net	4,658,027
Net amortization/accretion of premium (discount)	(786,963)
Amortization of prepaid upfront fees on notes payable	27,507
Increase in restricted cash	(600,000)
Decrease in interest and dividends receivable	278,395
Increase in interest receivable from affiliated investment	(3,482)
Decrease in receivable for open forward foreign currency exchange contracts	513,746
Decrease in prepaid expenses	8,351
Increase in payable for open forward foreign currency exchange contracts	417,589
Decrease in payable to affiliate for investment adviser fee	(54,453)
Decrease in payable to affiliate for Trustees’ fees	(419)
Decrease in accrued expenses	(7,780)
Increase in unfunded loan commitments	822,766
Net change in unrealized (appreciation) depreciation from investments	(4,503,063)
Net realized (gain) loss from investments	10,477,438
Net cash provided by operating activities	$69,605,648

Cash Flows From Financing Activities
Distributions paid to common shareholders, net of reinvestments	$(17,352,363)
Cash distributions paid to preferred shareholders	(303,409)
Repayments of notes payable	(53,000,000)
Payment of prepaid upfront fees on notes payable	(110,000)
Net cash used in financing activities	$(70,765,772)

Net increase in cash*	$(1,160,124)

Cash at beginning of period(1)	$9,255,617

Cash at end of period(1)	$8,095,493

Supplemental disclosure of cash flow information:
Cash paid for interest and fees on borrowings	$1,325,723

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $43,894.

(1)	Balance includes foreign currency, at value.

31	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2016

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period (Common shares)	$14.350		$15.330	$15.810	$15.630	$14.910	$14.980

Income (Loss) From Operations
Net investment income(1)	$0.480		$0.943	$0.925	$1.009	$1.097	$1.014
Net realized and unrealized gain (loss)	(0.160)		(0.979)	(0.414)	0.145	0.681	(0.013)
Distributions to preferred shareholders
From net investment income(1)	(0.009)		(0.006)	(0.004)	(0.006)	(0.006)	(0.009)

Total income (loss) from operations	$0.311		$(0.042)	$0.507	$1.148	$1.772	$0.992

Less Distributions to Common Shareholders
From net investment income	$(0.471)		$(0.938)	$(0.987)	$(1.038)	$(1.052)	$(1.062)

Total distributions to common shareholders	$(0.471)		$(0.938)	$(0.987)	$(1.038)	$(1.052)	$(1.062)

Premium from common shares sold through shelf offering (see Note 6)(1)	$—		$—	$—	$0.070	$—	$—

Net asset value — End of period (Common shares)	$14.190		$14.350	$15.330	$15.810	$15.630	$14.910

Market value — End of period (Common shares)	$12.970		$12.970	$14.050	$15.800	$16.250	$14.550

Total Investment Return on Net Asset Value(2)	2.71	%(3)	0.15%	3.60%	7.98%	12.31%	6.69%

Total Investment Return on Market Value(2)	3.86	%(3)	(1.24)%	(4.99)%	3.79%	19.66%	(0.28)%

32	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2016

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2015	2014	2013	2012	2011
Net assets applicable to common shares, end of period (000’s omitted)	$522,791		$528,561	$564,827	$582,523	$528,465	$503,383
Ratios (as a percentage of average daily net assets applicable to common shares):(4)†
Expenses excluding interest and fees(5)	1.42	%(6)	1.39%	1.36%	1.37%	1.38%	1.29%
Interest and fee expense(7)	0.49	%(6)	0.42%	0.40%	0.40%	0.42%	0.44%
Total expenses(5)	1.91	%(6)	1.81%	1.76%	1.77%	1.80%	1.73%
Net investment income	7.05	%(6)	6.27%	5.89%	6.38%	7.20%	6.69%
Portfolio Turnover	9	%(3)	32%	35%	45%	54%	49%
Senior Securities:
Total notes payable outstanding (in 000’s)	$155,000		$208,000	$210,000	$210,000	$175,000	$165,000
Asset coverage per $1,000 of notes payable(8)	$5,220		$4,172	$4,315	$4,399	$4,770	$4,847
Total preferred shares outstanding	5,252		5,252	5,252	5,252	5,252	5,252
Asset coverage per preferred share(9)	$70,653		$63,946	$66,374	$67,670	$68,133	$67,473
Involuntary liquidation preference per preferred share(10)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(10)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Not annualized.

(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Interest and fee expense relates to the notes payable, primarily incurred to redeem the Trust’s APS (see Note 9).

(8)

Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, and dividing the result by the notes payable balance in thousands.

(9)

Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, dividing the result by the sum of the value of the notes payable and liquidation value of the preferred shares, and multiplying the result by the liquidation value of one preferred share. Such amount equates to 283%, 256%, 265%, 271%, 273% and 270% at April 30, 2016, October 31, 2015, 2014, 2013, 2012 and 2011, respectively.

(10)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares and borrowings are presented below. Ratios do not reflect the effect of dividend payments to preferred shareholders and exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011
Expenses excluding interest and fees	0.88%	0.86%	0.86%	0.87%	0.87%	0.83%
Interest and fee expense	0.30%	0.26%	0.25%	0.25%	0.27%	0.28%
Total expenses	1.18%	1.12%	1.11%	1.12%	1.14%	1.11%
Net investment income	4.36%	3.90%	3.70%	4.06%	4.54%	4.28%

33	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Senior Floating-Rate Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Trust’s primary investment objective is to provide a high level of current income. The Trust may, as a secondary objective, also seek preservation of capital to the extent consistent with its primary objective.

The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Trust is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Trust based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Trust. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Trust. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third-party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Trust’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Trust may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Trust’s investment in Cash Reserves Fund reflects the Trust’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust in a manner that fairly reflects the security’s value, or the amount that

34

Eaton Vance

Senior Floating-Rate Trust

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Trust’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2016, the Trust had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Trust files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Trust. Pursuant to the custodian agreement, SSBT receives a fee that may be reduced by credits, which are determined based on the average daily cash balance the Trust maintains with SSBT. All credit balances, if any, used to reduce the Trust’s custodian fees are reported as a reduction of expenses in the Statement of Operations. Effective September 1, 2015, SSBT began imposing fees on certain uninvested cash balances and discontinued credits on cash deposit balances.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2016, the Trust had sufficient cash and/or securities to cover these commitments.

H  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  When-Issued Securities and Delayed Delivery Transactions — The Trust may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Trust maintains cash and/or security positions for these commitments such that sufficient liquid assets will be

35

Eaton Vance

Senior Floating-Rate Trust

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

L  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Trust is the amount included in the Trust’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

M  Interim Financial Statements — The interim financial statements relating to April 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Auction Preferred Shares

The Trust issued Auction Preferred Shares (APS) on January 26, 2004 in a public offering. Dividends on the APS, which accrue daily, are cumulative at rates which are reset weekly for Series A and Series B, and approximately monthly for Series C and Series D by an auction, unless a special dividend period has been set. Series of APS are identical in all respects except for the reset dates of the dividend rates. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. Auctions have not cleared since February 13, 2008 and the rate since that date has been the maximum applicable rate (see Note 3). The maximum applicable rate on the APS is 150% of the “AA” Financial Composite Commercial Paper Rate at the date of the auction. The stated spread over the reference benchmark rate is determined based on the credit rating of the APS.

The number of APS issued and outstanding as of April 30, 2016 is as follows:

APS Issued and Outstanding

Series A	1,313
Series B	1,313
Series C	1,313
Series D	1,313

The APS are redeemable at the option of the Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Trust is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Trust is required to maintain certain asset coverage with respect to the APS as defined in the Trust’s By-Laws and the 1940 Act. The Trust pays an annual fee up to 0.15% of the liquidation value of the APS to broker/dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.

3  Distributions to Shareholders and Income Tax Information

The Trust intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, the Trust intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for the APS at April 30, 2016, and the amount of dividends accrued

36

Eaton Vance

Senior Floating-Rate Trust

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

(including capital gains, if any) to APS shareholders, average APS dividend rates (annualized), and dividend rate ranges for the six months then ended were as follows:

	APS Dividend Rates at April 30, 2016	Dividends Accrued to APS Shareholders	Average APS Dividend Rates	Dividend Rate Ranges (%)

Series A	0.65%	$81,697	0.50%	0.18–0.65
Series B	0.65	81,697	0.50	0.18–0.65
Series C	0.65	77,709	0.48	0.18–0.65
Series D	0.54	77,496	0.47	0.18–0.62

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Trust’s APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rates. The table above reflects such maximum dividend rate for each series as of April 30, 2016.

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2015, the Trust, for federal income tax purposes, had capital loss carryforwards of $109,269,936 and deferred capital losses of $2,633,545, which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. Such capital loss carryforwards will expire on October 31, 2016 ($63,478,422), October 31, 2017 ($33,311,438), October 31, 2018 ($11,668,372) and October 31, 2019 ($811,704) and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Trust’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. Of the deferred capital losses at October 31, 2015, $2,633,545 are long term.

The cost and unrealized appreciation (depreciation) of investments of the Trust at April 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$851,110,243

Gross unrealized appreciation	$6,949,575
Gross unrealized depreciation	(48,858,699)

Net unrealized depreciation	$(41,909,124)

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Trust. The fee is computed at an annual rate of 0.75% of the Trust’s average daily gross assets and is payable monthly. Gross assets as referred to herein represent net assets plus obligations attributable to investment leverage. For the six months ended April 30, 2016, the Trust’s investment adviser fee amounted to $3,054,687. The Trust invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. EVM also serves as administrator of the Trust, but receives no compensation.

Trustees and officers of the Trust who are members of EVM’s organization receive remuneration for their services to the Trust out of the investment adviser fee. Trustees of the Trust who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Trust are officers of EVM.

37

Eaton Vance

Senior Floating-Rate Trust

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $74,458,289 and $114,066,486, respectively, for the six months ended April 30, 2016.

6  Common Shares of Beneficial Interest and Shelf Offering

The Trust may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Trust for the six months ended April 30, 2016 and the year ended October 31, 2015.

Pursuant to a registration statement filed with the SEC, the Trust is authorized to issue up to an additional 4,084,905 common shares through an equity shelf offering program (the “shelf offering”). Under the shelf offering, the Trust, subject to market conditions, may raise additional capital from time to time and in varying amounts and offering methods at a net price at or above the Trust’s net asset value per common share. During the six months ended April 30, 2016 and the year ended October 31, 2015, there were no shares sold by the Trust pursuant to its shelf offering.

On November 11, 2013, the Board of Trustees of the Trust authorized the repurchase by the Trust of up to 10% of its then currently outstanding common shares in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Trust to purchase a specific amount of shares. There were no repurchases of common shares by the Trust for the six months ended April 30, 2016 and the year ended October 31, 2015.

7  Restricted Securities

At April 30, 2016, the Trust owned the following securities (representing less than 0.05% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Common Stocks
Panolam Holdings Co.	12/30/09	253	$139,024	$220,118

Total Restricted Securities			$139,024	$220,118

8  Financial Instruments

The Trust may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Trust has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2016 is included in the Portfolio of Investments. At April 30, 2016, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.

The Trust enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Trust’s net assets below a certain level over a certain period of time, which would trigger a payment by the Trust for those derivatives in a liability position. At April 30, 2016, the fair value of derivatives with credit-related contingent features in a net liability position was $665,843. The aggregate fair value of assets pledged as collateral by the Trust for such liability was $600,000 at April 30, 2016.

The over-the-counter (OTC) derivatives in which the Trust invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Trust has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Trust and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Trust may, under certain

38

Eaton Vance

Senior Floating-Rate Trust

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Trust’s net assets decline by a stated percentage or the Trust fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Trust of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Trust and/or counterparty is held in segregated accounts by the Trust’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Trust, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Trust as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2016 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative(1)

Forward foreign currency exchange contracts	$—	$(665,843)

(1)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized depreciation.

The Trust’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Trust’s derivative liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral pledged by the Trust for such liabilities as of April 30, 2016.

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(b)

Goldman Sachs International	$(216,961)	$—	$—	$216,961	$—
HSBC Bank USA, N.A.	(184,966)	—	—	30,000	(154,966)
State Street Bank and Trust Company	(263,916)	—	—	263,916	—
	$(665,843)	$—	$—	$510,877	$(154,966)

(a)	In some instances, the actual collateral pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2016 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$1,041,542	$(931,335)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

39

Eaton Vance

Senior Floating-Rate Trust

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

The average notional amount of forward foreign currency exchange contracts outstanding during the six months ended April 30, 2016, which is indicative of the volume of this derivative type, was approximately $40,169,000.

9  Credit Agreement

The Trust has entered into a Credit Agreement (the Agreement) with a bank to borrow up to a limit of $220 million pursuant to a 364-day revolving line of credit. Borrowings under the Agreement are secured by the assets of the Trust. Interest is charged at a rate above the London Interbank Offered Rate (LIBOR) and is payable monthly. Under the terms of the Agreement, in effect through March 21, 2017, the Trust pays a commitment fee of 0.15% on the borrowing limit. In connection with the renewal of the Agreement on March 22, 2016, the Trust paid an upfront fee of $110,000, which is being amortized to interest expense through March 21, 2017. The unamortized balance at April 30, 2016 is approximately $104,000 and is included in prepaid upfront fees on notes payable on the Statement of Assets and Liabilities. The Trust is required to maintain certain net asset levels during the term of the Agreement. At April 30, 2016, the Trust had borrowings outstanding under the Agreement of $155,000,000 at an interest rate of 1.25%. Based on the short-term nature of the borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at April 30, 2016 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 12) at April 30, 2016. For the six months ended April 30, 2016, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $180,357,143 and 1.15%, respectively.

10  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Trust, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

11  Credit Risk

The Trust invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

12  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

40

Eaton Vance

Senior Floating-Rate Trust

April 30, 2016

Notes to Financial Statements (Unaudited) — continued

At April 30, 2016, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$702,686,371	$2,823,147	$705,509,518
Corporate Bonds & Notes	—	51,453,126	24,682	51,477,808
Asset-Backed Securities	—	35,074,710	—	35,074,710
Common Stocks	1,838,871	—	3,187,998	5,026,869
Convertible Preferred Stocks	—	—	31,409	31,409
Closed-End Funds	10,775,861	—	—	10,775,861
Miscellaneous	—	49	0	49
Short-Term Investments	—	1,304,895	—	1,304,895

Total Investments	$12,614,732	$790,519,151	$6,067,236	$809,201,119

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(665,843)	$—	$(665,843)

Total	$—	$(665,843)	$—	$(665,843)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2016 is not presented.

At April 30, 2016, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

13  Legal Proceedings

In May 2015, the Trust was served with an amended complaint filed in an adversary proceeding in the United States Bankruptcy Court for the Southern District of New York. The adversary proceeding was filed by the Motors Liquidation Company Avoidance Action Trust (“AAT”) against the former holders of a $1.5 billion term loan issued by General Motors Corp. (“GM”) in 2006 (the “Term Loan Lenders”) who received a full repayment of the term loan pursuant to a court order in the GM bankruptcy proceeding. The court order was made with the understanding that the term loan was fully secured at the time of GM’s bankruptcy filing in June 2009. The AAT is seeking (1) a determination from the Bankruptcy Court that the security interest held by the Term Loan Lenders was not perfected at the time GM filed for Chapter 11 Bankruptcy protection and thus the Term Loan Lenders should have been treated in the same manner as GM’s unsecured creditors, (2) disgorgement of any interest payments made to the Term Loan Lenders within ninety days of GM’s filing for Chapter 11 Bankruptcy protection, and (3) disgorgement of the $1.5 billion term loan repayment that was made to the Term Loan Lenders. The value of the payment received under the term loan agreement by the Trust is approximately $3,470,000 (equal to 0.66% of net assets applicable to common shares at April 30, 2016). The Trust cannot predict the outcome of these proceedings or the effect, if any, on the Trust’s net asset value. The attorneys’ fees and costs related to these actions are expensed by the Trust as incurred.

41

Eaton Vance

Senior Floating-Rate Trust

April 30, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 26, 2016, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2016. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized groups of peer funds identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

42

Eaton Vance

Senior Floating-Rate Trust

April 30, 2016

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2016, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, sixteen, four, nine and eleven times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Senior Floating-Rate Trust (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered the abilities and experience of such investment professionals in analyzing special considerations relevant to investing in senior floating rate loans. The Board considered the Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Fund, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

43

Eaton Vance

Senior Floating-Rate Trust

April 30, 2016

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2015 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for a one year period ended September 30, 2015, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also considered the fact that the Fund is not continuously offered and that the Fund’s assets are not expected to increase materially in the foreseeable future. The Board concluded that, in light of the level of the Adviser’s profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not warranted at this time.

44

Eaton Vance

Senior Floating-Rate Trust

April 30, 2016

Officers and Trustees

Officers of Eaton Vance Senior Floating-Rate Trust

Scott H. Page

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Senior Floating-Rate Trust

Ralph F. Verni

Chairperson

William H. Park

Vice-Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

*	Interested Trustee

Number of Employees

The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders

As of April 30, 2016, Trust records indicate that there are 8 registered shareholders and approximately 19,233 shareholders owning the Trust shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive Trust reports directly, which contain important information about the Trust, please write or call:

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

1-800-262-1122

New York Stock Exchange symbol

The New York Stock Exchange symbol is EFR.

45

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its outstanding common shares as of the approved date in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

46

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

7735    4.30.16

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Floating-Rate Trust

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	June 13, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 13, 2016

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	June 13, 2016